UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05410

Voya Prime Rate Trust

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: February 28

Date of reporting period: March 1, 2017 to August 31, 2017

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Voya Investment Management

Semi-Annual Report

August 31, 2017

Voya Prime Rate Trust

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This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the fund's investment objectives, risks, charges, expenses and other information. This information should be read carefully.

INVESTMENT MANAGEMENT

voyainvestments.com

Voya Prime Rate Trust

SEMI-ANNUAL REPORT

August 31, 2017

Table of Contents

Portfolio Managers' Report	2
Statement of Assets and Liabilities	8
Statement of Operations	9
Statements of Changes in Net Assets	10
Statement of Cash Flows	11
Financial Highlights	12
Notes to Financial Statements	14
Portfolio of Investments	22
Shareholder Meeting Information	53
Additional Information	54

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Voya Prime Rate Trust

PORTFOLIO MANAGERS' REPORT

Dear Shareholders:

Voya Prime Rate Trust (the "Trust") is a diversified, closed-end management investment company that seeks to provide investors with as high a level of current income as is consistent with the preservation of capital. The Trust seeks to achieve this objective by investing, under normal market conditions, at least 80% of its net assets, plus borrowings for investment purposes, in U.S. dollar-denominated floating rate secured senior loans.

PORTFOLIO CHARACTERISTICS AS OF AUGUST 31, 2017
Net Assets	$838,291,646
Total Assets	$1,258,993,581
Assets Invested in Senior Loans	$1,218,526,010
Senior Loans Represented	442
Average Amount Outstanding per Loan	$2,756,846
Industries Represented	35
Average Loan Amount per Industry	$34,815,029
Portfolio Turnover Rate (YTD)	50%
Weighted Average Days to Interest Rate Reset	33
Average Loan Final Maturity	63 months
Total Leverage as a Percentage of Total Assets	28.21%

PERFORMANCE SUMMARY

The Trust declared $0.08 of dividends during the second fiscal quarter and $0.16 during the six months ended August 31, 2017. Based on the average month-end net asset value ("NAV") per share of $5.72 for the second fiscal quarter and $5.75 for the six-month period, the annualized distribution rate(1) was 5.31% for the second fiscal quarter and 5.39% for the six-month period. The Trust's total return for the second fiscal quarter, based on NAV(4), was 0.19%(2) versus a total gross return on the S&P/LSTA Leveraged Loan Index (the "Index")(3) of 0.60% for the same quarter. For the six months ended August 31, 2017, the Trust's total return, based on NAV(4), was 0.60%(2), versus a total return on the Index of 1.49%. The total market value return(4) for the Trust's Common Shares during the second fiscal quarter was (2.69)% and for the six months period ended August 31, 2017 was (4.46)%.

(1)  The distribution rate is calculated by annualizing dividends and distributions declared during the period using the 30/360 convention and dividing the resulting annualized dividend by the Trust's average net asset value (in the case of NAV) or the average month-end NYSE Composite closing price (in the case of market). The distribution rate is based solely on the actual dividends and distributions, which are made at the discretion of management. The distribution rate includes distributions from net investment income. The tax characterization of dividends and distributions will be determined after the Trust's tax year-end.

(2)  The Trust's performance returns shown reflect applicable fee waivers and/or expense limits in effect during this period. Absent such fee waivers/expense limitations, if any, performance would have been lower.

(3)  The Index is an unmanaged total return index that captures accrued interest, repayments, and market value changes. It represents a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers. Standard & Poor's ("S&P") and the Loan Syndications and Trading Association ("LSTA") conceived the Index to establish a performance benchmark for the syndicated leveraged loan industry. The Index is not subject to any fees or expenses. An investor cannot invest directly in an index.

(4)  The total return is based on full reinvestment of dividends.

Voya Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

PORTFOLIO SPECIFICS

Over the first six months of the Trust's fiscal year, the loan market has returned 1.49%, with interest carry being partially offset by a -0.88% market value return. The negative market value return for loans has primarily been driven by refinancing activity which was prevalent from the beginning of the year through the early part of the summer, as demand remained strong relative to supply. Demand over the period has been primarily driven by collateralized loan obligation ("CLO") issuance which stands at $73 billion year-to-date ("YTD"). Loan fund appetite, on the other hand, moderated over the six-month period, as investors continue to reflect on the probability and pace of short-term rate increases. More recently, the combination of improving new issue loan supply and less exuberant net demand across the market over the later months of the period have worked to better stabilize market technicals and thus slow the pace of refinancing activity.

Evidence of that slowdown in refinancing/risk driven returns in the market was shown over the six-month period relative to the YTD period in the returns across credit quality. While riskier loans still lead in the YTD race with a return of 6.79%, compared to single B and BB loans at 2.72% and 1.98%, respectively, the playing field has been more even over the recent six-month period. As an indication, BB loans returned 1.44%, while single Bs returned 1.72% and CCC loans returned 1.24% over the six-month period.

From a fundamentals perspective, trailing default activity remained low. The trailing twelve-month Index default rate, as measured by principal amount, ended August at 1.36%.

The Trust underperformed the Index over the six-month period, primarily the result of the use of leverage in an environment marked by the refinancing-driven weakening in loan prices. Leverage was in line with historical levels and the use of leverage continues to be evaluated in conjunction with both fundamental risk and short term technical price movements.

The most significant relative contributors were attributed to selection in the radio and television and business equipment and services sectors. Detractors relative to the Index were primarily due to the Trust's selection in retailers (except food and drug), utilities and building and development. The top two largest detractors within the retailers sector were FullBeauty Brands and Petsmart, Inc. FullBeauty Brands continues to have weak results due to increased competition and saturation of the market. The Trust has since exited the name, as in our view, over the near term, there appears to be no clear path for earnings improvement. Petsmart also underperformed due to general industry downdrafts created by adverse sentiment related to the broad retail sector and the prospective impact of the ongoing shift towards online purchasing. (Note: the company has recently acquired an online pet supplies retailer, which is expected to stem losses from online challengers). Within the utilities sector, a standout detractor was Longview Power,

TOP TEN LOAN ISSUERS
AS OF AUGUST 31, 2017
AS A PERCENTAGE OF:

	TOTAL ASSETS	NET ASSETS
Dell Intl LLC	1.2%	1.8%
Asurion LLC	1.0%	1.6%
Univision Communications	1.0%	1.6%
Petsmart Inc	0.9%	1.3%
Numericable U S LLC	0.8%	1.2%
Gardner Denver Inc
Gates Global LLC	0.8%	1.2%
Amaya Hldgs B V	0.8%	1.2%
Hub Intl Ltd	0.8%	1.2%
Communications Sales + Leasing	0.8%	1.2%
	0.7%	1.1%

TOP TEN INDUSTRIES
AS OF AUGUST 31, 2017
AS A PERCENTAGE OF:

	TOTAL ASSETS	NET ASSETS
Electronics/Electrical	11.7%	17.6%
Health Care	11.2%	16.8%
Business Equipment & Services	8.7%	13.1%
Retailers (Except Food & Drug)	5.5%	8.2%
Telecommunications	5.6%	8.3%
Insurance	4.9%	7.3%
Chemicals & Plastics	4.6%	6.9%
Lodging & Casinos	3.8%	5.8%
Automotive	3.7%	5.6%
Leisure Good/Activities/Movies	3.7%	5.5%

Voya Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

LLC, which experienced non-planned operational outages. This, coupled with low spark spreads (margins), weighed heavily on results for the past six months.

The Trust continues to be well diversified, with 367 individual issuers and 35 different industry sectors represented. The average issuer exposure at period-end stood at 0.27% of assets under management ("AUM"), while the average industry exposure closed the period at 2.94% of AUM. Both measures were relatively unchanged from the prior reporting period.

CURRENT STRATEGY AND OUTLOOK

Looking through to the rest of the year, a recent survey of the LSTA (Loan Syndications and Trading Association) board members indicates that the technical supply/demand balance, as it may influence on spread levels and new deal quality, remains the major factor to watch as it relates to asset class performance. The general expectation seems to be for continued strong CLO issuance and flat-to-slightly positive loan fund AUM growth by year-end. We believe a December Fed Funds decision will likely play a major factor in driving those outcomes.

In our view, the fundamental backdrop barring any exogenous event, points to sound, if not stellar, economic growth and a fairly benign default environment as highlighted by recent U.S. data releases (corporate earnings, jobless claims, retail sales, etc.), as well as positive economic news from Europe. Of particular interest to floating-rate investors is August's 0.4% increase in U.S. Consumer Price Index ("CPI") and its related core CPI gauge that ended a five-month run of weaker-than-expected readings. It is too early to determine if this signals a definite pickup in inflation, but it should assuage recent concerns about a slowdown and possibly help nudge the Federal Reserve into another rate increase fairly soon.

Jeffrey A. Bakalar Managing Director Voya Investment Management Co. LLC	Daniel A. Norman Managing Director Voya Investment Management Co. LLC

Voya Prime Rate Trust
September 25, 2017

Ratings Distribution as of August 31, 2017
Ba	32.39%
B	62.58%
Caa and below	4.77%
Not rated*	0.26%

Loan ratings apply to the underlying holdings of the Trust and not the Trust itself. Ratings distribution shows the percentage of the Trust's loan commitments (excluding cash and foreign cash) that are rated in each ratings category, based upon the categories provided by Moody's Investors Service, Inc. Ratings distribution is based on Moody's senior secured facility ratings. Moody's ratings classification methodology: Aaa rating denotes the least credit risk; C rating denotes the greatest credit risk. Loans rated below Baa by Moody's are considered to be below investment-grade. When a loan is not rated by Moody's, it is designated as "Not Rated." Ratings can change from time to time, and current ratings may not fully reflect the actual credit condition or risks posed by a loan.

*  Not rated includes loans to non-U.S. borrowers (which are typically unrated) and loans for which the rating has been withdrawn.

Voya Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

	Average Annual Total Returns for the Years Ended August 31, 2017
	1 Year	3 Years	5 Years	10 Years
Based on Net Asset Value (NAV)	5.25%	4.22%	5.76%	4.60%
Based on Market Value	4.58%	4.29%	3.66%	4.39%
S&P/LSTA Leveraged Loan Index	5.80%	3.53%	4.24%	4.88%

The table above illustrates the total return of the Trust against the index indicated. The index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

Total returns shown include, if applicable, the effect of fee waivers and/or expense reimbursements by Voya Investments, LLC. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no guarantee of future results. Investment return and principal value of an investment in the Trust will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Trust's future performance may be lower or higher than the performance data shown. Please log on to www.voyainvestments.com or call (800) 336-3436 to get performance through the most recent month end.

Calculation of total return assumes a hypothetical initial investment at the net asset value (in the case of NAV) or the New York Stock Exchange ("NYSE") Composite closing price (in the case of Market Value) on the last business day before the first day of the stated period, with all dividends and distributions reinvested at the actual reinvestment price.

Senior loans are subject to credit risks and the potential for non-payment of scheduled principal or interest payments, which may result in a reduction of the Trust's NAV.

This report contains statements that may be "forward-looking" statements. Actual results could differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions.

INDEX DESCRIPTIONS

The S&P/LSTA Leveraged Loan Index is an unmanaged total return index that captures accrued interest, repayments, and market value changes. It represents a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers. Standard & Poor's and the Loan Syndications & Trading Association ("LSTA") conceived the Index to establish a performance benchmark for the syndicated leveraged loan industry. An investor cannot invest directly in an index.

Voya Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

YIELDS AND DISTRIBUTION RATES
	Prime Rate	NAV 30-day SEC Yield(A)	Mkt. 30-Day SEC Yield(A)	Annualized Dist. Rate @ NAV(B)	Annualized Dist. Rate @ Mkt.(B)
August 31, 2017	4.25%	4.63%	5.06%	5.29%	5.78%
May 31, 2017	4.00%	4.71%	5.00%	5.44%	5.77%
February 28, 2017	3.75%	5.40%	5.60%	5.59%	5.80%
November 30, 2016	3.50%	5.35%	5.68%	5.63%	5.98%

(A)  Yield is calculated by dividing the Trust's net investment income per share for the most recent thirty days by the net asset value (in the case of NAV) or the NYSE Composite closing price (in the case of Market) at quarter-end. Yield calculations do not include any commissions or sales charges, and are compounded for six months and annualized for a twelve-month period to derive the Trust's yield consistent with the U.S. Securities and Exchange Commission ("SEC") standardized yield formula.

(B)  The distribution rate is calculated by annualizing the last regular dividend and distribution declared during the period using the 30/360 convention by the Trust's reporting period-end net asset value (in the case of NAV) or the reporting period-end NYSE Composite closing price (in the case of Market). The distribution rate is based solely on the actual dividends and distributions, which are made at the discretion of management. The distribution rate includes distributions from net investment income. The tax characterization of dividends and distributions will be determined after the Trust's tax year-end.

In pursuit of its investment objectives, the Trust may seek to use derivatives to increase or decrease its exposure to the following market risk factors:

Credit Risk: Prices of the Trust's investments are likely to fall if the actual or perceived financial health of the borrowers on, or issuers of, such investments deteriorates, whether because of broad economic or issuer-specific reasons, or if the borrower or issuer is late (or defaults) in paying interest or principal. The Trust invests a substantial portion of its assets in below investment-grade Senior Loans and other below investment-grade assets. Below investment-grade loans commonly known as high-yielding, high risk investments or as "junk" investments involve a greater risk that borrowers may not make timely payment of the interest and principal due on their loans and are subject to greater levels of credit and liquidity risks. They also involve a greater risk that the value of such loans could decline significantly. If borrowers do not make timely payments of the interest due on their loans, the yield on the Common Shares will decrease. If borrowers do not make timely payment of the principal due on their loans, or if the value of such loans decreases, the NAV will decrease.

Interest Rate Risk: Changes in short-term market interest rates will directly affect the yield on Common Shares. If short-term market interest rates fall, the yield on Common Shares will also fall. To the extent that the interest rate spreads on loans in the Trust's portfolio experience a general decline, the yield on the Common Shares will fall and the value of the Trust's assets may decrease, which will cause the Trust's NAV to decrease. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on assets in the Trust's portfolio, the impact of rising rates will be delayed to the extent of such lag. In the case of inverse securities, the interest rate paid by such securities generally will decrease when the market rate of interest to which the inverse security is indexed increases. With respect to investments in fixed rate instruments, a rise in market interest rates generally causes values of such instruments to fall. The values of fixed rate instruments with longer maturities or duration are more sensitive to changes in market interest rates.

Market interest rates in the United States are at or near historic lows, which may increase the Trust's exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility which could reduce liquidity for certain investments, adversely affect values, and increase

Voya Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

costs. If dealer capacity in fixed-income and related markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income and related markets. Further, recent and potential changes in government policy may affect interest rates.

Leverage Risk: The use of leverage through borrowings or the issuance of Preferred Shares can adversely affect the yield on the Common Shares. To the extent that the Trust is unable to invest the proceeds from the use of leverage in assets which pay interest at a rate which exceeds the rate paid on the leverage, the yield on the Common Shares will decrease. In addition, in the event of a general market decline in the value of assets such as those in which the Trust invests, the effect of that decline will be magnified in the Trust because of the additional assets purchased with the proceeds of the leverage. The Trust is subject to certain restrictions imposed by lenders to the Trust and may be subject to certain restrictions imposed by guidelines of one or more rating agencies which may issue ratings for debt or the Preferred Shares issued by the Trust. These restrictions are expected to impose asset coverage, fund composition requirements and limits on investment techniques, such as the use of financial derivative products that are more stringent than those imposed on the Trust by the 1940 Act. These restrictions could impede the manager from fully managing the Trust's portfolio in accordance with the Trust's investment objective and policies.

Voya Prime Rate Trust

STATEMENT OF ASSETS AND LIABILITIES as of August 31, 2017 (Unaudited)

ASSETS:
Investments in securities at fair value (Cost $1,238,531,792)	$1,220,768,578
Cash	5,910,368
Foreign currencies at value (Cost $1,200,553)	1,200,618
Receivables:
Investment securities sold	26,178,967
Interest	4,865,023
Prepaid expenses	42,936
Reimbursement due from manager	564
Other assets	26,527
Total assets	1,258,993,581
LIABILITIES:
Notes payable	355,100,000
Payable for investment securities purchased	63,380,157
Accrued interest payable	154,568
Payable for investment management fees	1,073,062
Payable to trustees under the deferred compensation plan (Note 6)	26,527
Accrued trustee fees	9,462
Unrealized depreciation on forward foreign currency contracts	468,813
Unfunded loan commitments (Note 7)	246,398
Other accrued expenses	242,948
Total liabilities	420,701,935
NET ASSETS	$838,291,646
Net assets value per common share outstanding (net assets divided by 147,787,691 shares of beneficial interest authorized and outstanding, no par value)	$5.67
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$1,055,879,503
Distributions in excess of net investment income or accumulated net investment loss	(2,088,100)
Accumulated net realized loss	(197,137,938)
Net unrealized depreciation	(18,361,819)
NET ASSETS	$838,291,646

See Accompanying Notes to Financial Statements

Voya Prime Rate Trust

STATEMENT OF OPERATIONS for the Six Months Ended August 31, 2017 (Unaudited)

INVESTMENT INCOME:
Interest	$30,169,092
Other fees	603,945
Total investment income	30,773,037
EXPENSES:
Investment management fees	6,387,230
Transfer agent fees	42,400
Interest expense	3,756,190
Custody and accounting expense	275,200
Professional fees	91,633
Shareholder reporting expense	123,820
Trustees fees	16,560
Miscellaneous expense	108,595
Total expenses	10,801,628
Waived and reimbursed fees	(11,528)
Net expenses	10,790,100
Net investment income	19,982,937
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(2,521,986)
Forward foreign currency contracts	(3,481,089)
Foreign currency related transactions	(421,723)
Net realized loss	(6,424,798)
Net change in unrealized appreciation (depreciation) on:
Investments	(8,840,493)
Forward foreign currency contracts	(461,077)
Foreign currency related transactions	(195,555)
Net change in unrealized appreciation (depreciation)	(9,497,125)
Net realized and unrealized loss	(15,921,923)
Increase in net assets resulting from operations	$4,061,014

See Accompanying Notes to Financial Statements

Voya Prime Rate Trust

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Six Months Ended August 31, 2017	Year Ended February 28, 2017
FROM OPERATIONS:
Net investment income	$19,982,937	$45,738,884
Net realized loss	(6,424,798)	(10,319,158)
Net change in unrealized appreciation (depreciation)	(9,497,125)	76,611,684
Increase in net assets resulting from operations	4,061,014	112,031,410
FROM DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	(22,907,085)	(47,070,356)
Decrease in net assets from distributions to common shareholders	(22,907,085)	(47,070,356)
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets	(18,846,071)	64,961,054
NET ASSETS:
Beginning of year or period	857,137,717	792,176,663
End of year or period including undistributed (distributions in excess of net investment income of accumulated net investment loss of $(2,088,100) and $836,048 respectively)	$838,291,646	$857,137,717

See Accompanying Notes to Financial Statements

Voya Prime Rate Trust

STATEMENT OF CASH FLOWS for the Six Months Ended August 31, 2017 (Unaudited)

INCREASE (DECREASE) IN CASH
Cash Flows From Operating Activities:
Interest received	$29,059,435
Facility fees received	(19,738)
Other income paid	414,581
Interest paid	(3,696,514)
Other operating expenses paid	(8,615,558)
Purchases of securities	(640,302,497)
Proceeds on sale of securities	626,495,868
Net cash used by operating activities	3,335,577
Cash Flows From Financing Activities:
Distributions paid to common shareholders from net investment income (net of reinvestments)	(22,907,085)
Proceeds from notes payable	205,000,000
Repayment of notes payable	(181,000,000)
Net cash flows provided in financing activities	1,092,915
Net increase	4,428,492
Cash Impact From Foreign Exchange Fluctuations:
Cash impact from foreign exchange fluctuations	(6,191)
Cash and foreign currency balance
Net increase in cash and foreign currency	4,422,301
Cash and foreign currency at beginning of period	2,688,685
Cash and foreign currency at end of period	$7,110,986
Reconciliation of Net decrease in Net Assets Resulting from Operations To Net Cash used by Operating Activities:
Net increase in net assets resulting from operations	$4,061,014
Adjustments to reconcile net decrease in net assets resulting from operations to net cash used by operating activities:
Change in unrealized appreciation or depreciation on investments	8,840,493
Change in unrealized appreciation or depreciation on forward foreign currency contracts	461,077
Change in unrealized appreciation or depreciation on other assets and liabilities	195,555
Accretion of discounts on investments	(1,366,125)
Amortization of premiums on investments	399,880
Net realized loss on sale of investments and foreign currency related transactions	6,424,798
Purchases of securities	(640,315,719)
Proceeds on sale of securities	626,495,868
Increase in interest and other receivable	(130,190)
Increase in prepaid expenses	(19,738)
Increase in reimbursement due from manager	(564)
Increase in accrued interest payable	59,676
Increase in payable for investment management fees	119,649
Decrease in unfunded loan commitments	(1,761,120)
Increase in accrued trustees fees	583
Decrease in other accrued expenses	(129,560)
Total adjustments	(725,437)
Net cash used by operating activities	$3,335,577

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Per Share Operating Performance											Total Investment Return(1)				Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Distribution to Preferred Shareholders		Change in net asset value from Share offerings	Total from investment operations	Distribution to Common Shareholders from net investment income	Distributions from return of capital	Total distributions	Net asset value, end of year or period	Closing market price, end of year or period	Total Investment Return at net asset value(2)		Total Investment Return at closing market price(3)		Expenses, prior to fee waivers and/or recoupments, if any(4)(7)	Expenses (before interest and other fees related to revolving credit facility)(4)(7)	Expenses, net of fee waivers and/or recoupments, if any(4)(7)	Net investment income (loss)(4)(7)	Net assets, end of year or period	Portfolio Turnover
Year or period ended	($)	($)	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)	(%)	(%)	(%)	($000's)	(%)
08-31-17	5.80	0.14	(0.11)	—		—	0.03	(0.16)	—	(0.16)	5.67	5.19	0.60		(4.46)		2.53	1.65	2.53	4.68	838,292	50
02-28-17	5.36	0.31	0.45	—		—	0.76	(0.32)	—	(0.32)	5.80	5.59	14.93		28.24		2.24	1.62	2.24	5.44	857,138	67
02-29-16	5.93	0.32	(0.56)	—		—	(0.24)	(0.33)	—	(0.33)	5.36	4.63	(3.72)		(10.17)		2.08	1.61	2.08	5.54	792,177	44
02-28-15	6.08	0.33	(0.13)	—		—	0.20	(0.35)	—	(0.35)	5.93	5.49	3.83		(0.44)		2.10	1.64	2.09	5.58	876,412	68
02-28-14	6.02	0.40	0.07	—		—	0.47	(0.40)	(0.01)	(0.41)	6.08	5.87	8.15		(4.04)		2.15	1.65	2.15	6.47	898,254	96
02-28-13	5.79	0.46	0.19	—		—	0.65	(0.42)	—	(0.42)	6.02	6.55	11.72		27.73		2.14	1.63	2.14	7.76	887,047	93
02-29-12	6.08	0.35	(0.32)	(0.00	)*	—	0.03	(0.32)	—	(0.32)	5.79	5.51	0.81		(3.11)		2.20	1.67	2.20	6.07	851,278	81
02-28-11	5.72	0.30	0.38	(0.00	)*	—	0.68	(0.30)	(0.02)	(0.32)	6.08	6.02	12.32		7.09		1.93	1.59	1.93	4.87	893,661	60
02-28-10	3.81	0.28	1.95	(0.00	)*	—	2.23	(0.32)	—	(0.32)	5.72	5.94	60.70		81.66		1.99 (6)	1.77 (6)	1.93	5.56	830,785	38
02-28-09	6.11	0.46	(2.29)	(0.06)		—	(1.89)	(0.41)	—	(0.47)	3.81	3.50	(31.93	)(5)	(32.03	)(5)	3.01	1.95	3.01	7.86	552,840	10
02-29-08	7.65	0.75	(1.57)	(0.16)		—	(0.98)	(0.56)	—	(0.72)	6.11	5.64	(13.28)		(17.25)		4.36	2.20	4.36	10.35	886,976	60

(1)  Total investment return calculations are attributable to Common Shares.

(2)  Total investment return at net asset value has been calculated assuming a purchase at net asset value at the beginning of each period and a sale at net asset value at the end of each period and assumes reinvestment of dividends, capital gain distributions and return of capital distributions/allocations, if any, in accordance with the provisions of the dividend reinvestment plan.

(3)  Total investment return at market value has been calculated assuming a purchase at market value at the beginning of each period and a sale at market value at the end of each period and assumes reinvestment of dividends, capital gain distributions, and return of capital/allocations, if any, in accordance with the provisions of the dividend reinvestment plan.

(4)  The Investment Adviser has agreed to limit expenses excluding interest, taxes, brokerage commissions, leverage expenses, other investment related costs and extraordinary expenses, subject to possible recoupment by the Investment Adviser within three years to 1.05% of Managed Assets plus 0.15% of average daily net assets.

(5)  There was no impact on total return due to payments by affiliates.

(6)  Includes excise tax fully reimbursed by the Investment Adviser.

(7)  Annualized for periods less than one year.

*  Amount is less than $0.005 or more than $(0.005).

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

	Ratios to average net assets plus borrowings				Supplemental data
	Expenses (before interest and other fees related to revolving credit facility)(2)	Expenses, prior to fee waivers and/or recoupments, if any(2)	Expenses, net of fee waivers and/or recoupments, if any(2)	Net investment income (loss)(2)	Preferred Shares — Aggregate amount outstanding	Liquidation and market value per share of Preferred Shares	Asset coverage inclusive of Preferred Shares and debt per share(a)	Borrowings at end of period	Asset coverage per $1,000 of debt(a)	Average borrowings	Common Shares outstanding at end of year or period
Year or period ended	(%)	(%)	(%)	(%)	($000's)	($)	($)	($000's)	($)	($000's)	(000's)
08-31-17	1.16	1.78	1.78	3.28	—	—	3	355,100	3,361	359,527	147,788
02-28-17	1.16	1.60	1.60	3.88	—	—	4	331,100	3,589	337,209	147,788
02-29-16	1.15	1.50	1.50	3.98	—	—	3	324,300	3,443	331,738	147,788
02-28-15	1.16	1.49	1.48	3.95	—	—	4	323,500	3,709	362,490	147,788
02-28-14	1.15	1.50	1.50	4.51	—	—	3	407,000	3,207	387,979	147,788
02-28-13	1.17	1.53	1.53	5.55	—	—	3	370,600	3,394	345,145	147,427
02-29-12	1.24	1.64	1.64	4.51	—	—	3	364,000	3,339	293,444	147,116
02-28-11	1.39	1.68	1.68	4.26	100,000	25,000	102,850	187,000	6,314	122,641	146,954
02-28-10	1.67 (1)	1.87 (1)	1.81	5.23	200,000	25,000	98,400	83,000	13,419	46,416	145,210
02-28-09	1.54	2.37	2.37	6.21	225,000	25,000	70,175	81,000	10,603	227,891	145,178
02-29-08	1.60	3.17	3.17	7.53	450,000	25,000	53,125	338,000	4,956	391,475	145,094

(a)  Asset coverage ratios, for fiscal periods beginning after 2011, is presented to represent the coverage available to each $1,000 of borrowings. Asset coverage ratios, for periods prior to fiscal 2009, represented the coverage available for both the borrowings and Preferred Shares expressed in relation to each $1,000 of borrowings and Preferred Shares liquidation value outstanding. The Asset coverage ratio per $1,000 of debt for periods subsequent to fiscal 2008, is presented to represent the coverage available to each $1,000 of borrowings before consideration of any Preferred Shares liquidation price, while the Asset coverage inclusive of Preferred Shares, presents the coverage available to both borrowings and Preferred Shares, expressed in relation to the per share liquidation price of the Preferred Shares.

(1)  Includes excise tax fully reimbursed by the Investment Adviser.

(2)  Annualized for periods less than one year.

See Accompanying Notes to Financial Statements

Voya Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of August 31, 2017 (Unaudited)

NOTE 1 — ORGANIZATION

Voya Prime Rate Trust (the "Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, closed-end, management investment company. The Trust invests at least 80% of its assets (plus borrowings for investment purposes) in senior loans, which generally are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and which contain certain restrictions on resale and cannot be sold publicly. These loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate ("LIBOR") and other short-term rates. The investment objective of the Trust is described in the Trust's prospectus.

Voya Investments, LLC ("Voya Investments" or the "Investment Adviser"), an Arizona limited liability company, serves as the Investment Adviser to the Trust. The Investment Adviser has engaged Voya Investment Management Co. LLC ("Voya IM" or the "Sub-Adviser"), a Delaware limited liability company, to serve as the Sub-Adviser to the Trust.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements. The Trust is considered an investment company under U.S. generally accepted accounting principles ("GAAP") and follows the accounting and reporting guidance applicable to investment companies.

A.  Senior Loan and Other Security Valuation. The Trust is open for business every day the New York Stock Exchange ("NYSE") opens for regular trading (each such day, a "Business Day"). The net asset value ("NAV") per Common Share of the Trust is determined each Business Day as of the close of the regular trading session ("Market Close"), as determined by the Consolidated Tape Association ("CTA"), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per Common Share of the Trust is calculated by dividing the value of the Trust's loan assets plus all cash and other assets (including accrued expenses but excluding capital and surplus) attributable to the Common Shares by the number of Common Shares outstanding. The NAV per Common Share is made available for publication. On days when the Trust is closed for business, Trust shares will not be priced and the Trust does not transact purchase and redemption orders. To the extent the Trust's assets are traded in other markets on days when the Trust does not price its shares, the value of the Trust's assets will likely change and you will not be able to purchase or redeem shares of the Trust.

Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.

When a market quotation is not readily available or is deemed unreliable, the Trust will determine a fair value for the relevant asset in accordance with procedures adopted by the Trust's Board of Trustees ("Board"). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the

Voya Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of August 31, 2017 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) Over-the-counter swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and the Trust's forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.

The prospectuses of the open-end registered investment companies in which the Trust may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Foreign securities' (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities' prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.

All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Trust's valuation procedures; a "Pricing Committee" comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Trust. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security's fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine the Trust's NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders' investments in the Trust.

Each investment asset or liability of the Trust is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical

Voya Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of August 31, 2017 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

securities are classified as "Level 1," inputs other than quoted prices for an asset or liability that are observable are classified as "Level 2" and significant unobservable inputs, including the Sub-Adviser's or Pricing Committee's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Trust's investments under these levels of classification is included following the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The beginning of period timing recognition is used for the transfers between levels of the Trust's assets and liabilities. A reconciliation of Level 3 investments is presented only when the Trust has a significant amount of Level 3 investments.

For the period ended August 31, 2017, there have been no significant changes to the fair valuation methodologies.

B.  Security Transactions and Revenue Recognition. Security transactions and senior loans are accounted for on the trade date (date the order to buy or sell is executed). The unfunded portion of revolver and delayed draw loans are booked once that portion becomes funded. Realized gains or losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis at the then-current loan rate. The accrual of interest on loans is partially or fully discontinued when, in the opinion of management, there is an indication that the borrower may be unable to meet payments as they become due. If determined to be uncollectible, unpaid accrued interest is also written off. Cash collections on non-accrual senior loans are generally applied as a reduction to the recorded investment of the loan. Senior loans are generally returned to accrual status only after all past due amounts have been received and the borrower has demonstrated sustained performance. Premium amortization and discount accretion are deferred and recognized over the shorter of four years or the actual term of the loan. Arrangement fees received on revolving credit facilities, which represent non-refundable fees or purchase discounts associated with the acquisition of loans, are deferred and recognized using the effective yield method over the shorter of four years or the actual term of the loan. No such fees are recognized on loans which have been placed on non-accrual status. Arrangement fees associated with all other loans, except revolving credit facilities, are treated as discounts and are accreted as described above. Dividend income is recorded on the ex-dividend date. Amendment fees are earned as compensation for evaluating and accepting changes to an original senior loan agreement and are recognized when received. Amendment fees and other fees earned are reported on the Statement of Operations.

C.  Foreign Currency Translation. The books and records of the Trust are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)  Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)  Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Trust does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities current market

Voya Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of August 31, 2017 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Trust's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. government. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

D.  Forward Foreign Currency Contracts. The Trust has entered into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a currency forward foreign contract, the Trust agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the Trust's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented following the respective Portfolio of Investments.

For the period ended August 31, 2017, the Trust had an average quarterly contract amount on forward foreign currency contracts to sell of $36,131,191. Please refer to the table following the Portfolio of Investments for open forward foreign currency contracts to sell at August 31, 2017.

E.  When-Issued Delayed-Delivery. Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Due to the nature of the Senior Loan market, the actual settlement date may not be certain at the time of the purchase or sale for some of the Senior Loans. Interest income on such Senior Loans is not accrued until settlement date.

F.  Federal Income Taxes. It is the policy of the Trust to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Trust's tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.

The Trust may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

G.  Distributions to Common Shareholders. The Trust declares and pays dividends monthly from net investment income. Distributions from capital gains, if any, are declared and paid annually. The Trust may make additional distributions to comply with the distribution requirements of the Internal Revenue Code. The character and amounts of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. Distributions in

Voya Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of August 31, 2017 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital. The Trust records distributions to its shareholders on the ex-dividend date.

H.  Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

I.  Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Trust and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

J.  Dividend Reinvestments. Pursuant to the Trust's Shareholder Reinvestment Program (the "Program"), BNY Mellon Investment Servicing (U.S.) Inc. ("BNY"), the Program administrator, purchases, from time to time, shares of beneficial interest of the Trust on the open market to satisfy dividend reinvestments. Such shares are purchased on the open market only when the closing sale or bid price plus commission is less than the NAV per share of the Trust's Common Shares on the valuation date. If the market price plus commissions is equal to or exceeds NAV, new shares are issued by the Trust at the greater of (i) NAV or (ii) the market price of the shares during the pricing period, minus a discount of 5%.

K.  Share Offerings. The Trust issues shares under various shelf registration statements, whereby the net proceeds received by the Trust from share sales may not be less than the greater of (i) the NAV per share or (ii) 94% of the average daily market price over the relevant pricing period.

NOTE 3 — INVESTMENTS

For the period ended August 31, 2017, the cost of purchases and the proceeds from principal repayment and sales of investments, excluding short-term notes, totaled $620,739,385 and $641,346,155, respectively. At August 31, 2017, the Trust held senior loans valued at $1,218,526,010 representing 99.8% of its total investments. The fair value of these assets is established as set forth in Note 2.

The senior loans acquired by the Trust typically take the form of a direct lending relationship with the borrower, and are typically acquired through an assignment of another lender's interest in a loan. The lead lender in a typical corporate loan syndicate administers the loan and monitors the collateral securing the loan. In the event that the lead lender becomes insolvent, enters Federal Deposit Insurance Corporation ("FDIC") receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest.

Common and Preferred Shares, and stock purchase warrants held in the portfolio were acquired in conjunction with loans held by the Trust. Certain stocks and warrants are restricted and may not be publicly sold without registration under the 1933 Act, or without an exemption under the 1933 Act. In some cases, these restrictions expire after a designated period of time after issuance of the shares or warrants.

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Trust has entered into an investment management agreement ("Management Agreement") with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Trust. The Investment Adviser oversees all investment advisory and portfolio management services for the Trust and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Trust, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with

Voya Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of August 31, 2017 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

a fee, computed daily and payable monthly, at an annual rate of 1.05% of the Trust's managed assets. For purposes of the Management Agreement, managed assets ("Managed Assets") are defined as the Trust's average daily gross asset value, minus the sum of the Trust's accrued and unpaid dividends on any outstanding Preferred Shares and accrued liabilities (other than liabilities for the principal amount of any borrowings incurred, commercial paper or notes issued by the Trust and the liquidation preference of any outstanding Preferred Shares).

The Investment Adviser has entered into a sub-advisory agreement with Voya IM. Voya IM provides investment advice for the Trust and is paid by the Investment Adviser based on the average daily net assets of the Trust. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Trust's assets in accordance with the Trust's investment objectives, policies, and limitations.

NOTE 5 — EXPENSE LIMITATION AGREEMENT

The Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses, to 1.05% of Managed Assets plus 0.15% of average daily net assets.

The Investment Adviser may at a later date recoup from the Trust for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Trust's expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statement of Assets and Liabilities.

As of August 31, 2017, the amount of waived and/or reimbursed fees that are subject to recoupment by the Investment Adviser, and the related expiration dates are as follows:

August 31,
2018	2019	2020	Total
$24,756	$3,385	$11,528	$39,669

The expense limitation agreement is contractual through July 1, 2018 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 6 — TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

The Trust has adopted a deferred compensation plan (the "DC Plan"), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees' fees that they are entitled to receive from the Trust. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the "Notional Funds"). The Trust purchases shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees' deferred fees, resulting in a Trust asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of "Other assets" on the accompanying Statement of Assets and Liabilities. Deferral of trustees' fees under the DC Plan will not affect net assets of the Trust, and will not materially affect the Trust's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

NOTE 7 — COMMITMENTS

Effective July 17, 2017, the Trust has entered into a $414 million 364-day revolving credit agreement which matures July 16, 2018, collateralized by assets of the Trust. Borrowing rates under this agreement are based on a fixed spread over LIBOR, and a commitment fee is charged on the unused portion. Prepaid

Voya Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of August 31, 2017 (Unaudited) (continued)

NOTE 7 — COMMITMENTS (continued)

arrangement fees are amortized over the term of the agreement. The amount of borrowings outstanding at August 31, 2017, was $355 million. The weighted average interest rate on outstanding borrowings at August 31, 2017 was 2.19%, excluding fees related to the unused portion of the facilities, and other fees. The amount of borrowings represented 28.21% of total assets at August 31, 2017. Average borrowings for the period ended August 31, 2017 were $359,526,630 and the average annualized interest rate was 2.07% excluding other fees related to the unused portion of the facility, and other fees.

As of August 31, 2017, the Trust had unfunded loan commitments pursuant to the terms of the following loan agreements:

Engineered Machinery Holdings, Inc.	$39,546
TricorBraun Holdings, Inc.	206,852
Total:	$246,398

NOTE 8 — RIGHTS AND OTHER OFFERINGS

As of August 31, 2017, outstanding share offerings pursuant to shelf registrations were as follows:

Registration Date	Shares Registered	Shares Remaining
6/30/2015	25,000,000	22,368,533
6/30/2015	5,000,000	5,000,000

As of August 31, 2017 the Trust had no Preferred Shares outstanding. The Trust may consider issuing Preferred Shares during the current fiscal year or in the future.

NOTE 9 — SUBORDINATED LOANS AND UNSECURED LOANS

The Trust may invest in subordinated loans and in unsecured loans. The primary risk arising from investing in subordinated loans or in unsecured loans is the potential loss in the event of default by the issuer of the loans. The Trust may acquire a subordinated loan only if, at the time of acquisition, it acquires or holds a senior loan from the same borrower. The Trust will acquire unsecured loans only where the Investment Adviser believes, at the time of acquisition, that the Trust would have the right to payment upon default that is not subordinate to any other creditor. Subject to the aggregate 20% limit on other investments, the Trust may invest up to 20% of its total assets in unsecured floating rate loans, notes and other debt instruments and 5% of its total assets in floating rate subordinated loans. As of August 31, 2017, the Trust held no subordinated loans or unsecured loans.

NOTE 10 — CAPITAL SHARES

There was no capital shares activity during the period ended August 31, 2017 and during the year ended February 28, 2017.

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Trust from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

Voya Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of August 31, 2017 (Unaudited) (continued)

NOTE 11 — FEDERAL INCOME TAXES (continued)

The tax composition of dividends and distributions to shareholders was as follows:

Six Months Ended August 31, 2017	Year Ended February 28, 2017
Ordinary Income	Ordinary Income
$22,907,085	$47,070,356

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of February 28, 2017 are detailed below. The Regulated Investment Company Modernization Act of 2010 (the "Act") provides an unlimited carryforward period for newly generated capital losses. Under the Act, there may be a greater likelihood that all or a portion of the Trust's pre-enactment capital loss carryforwards may expire without being utilized due to the fact that post-enactment capital losses are required to be utilized before pre-enactment capital loss carryforwards.

Undistributed	Post-October	Unrealized	Capital Loss Carryforwards
Ordinary	Capital Losses	Appreciation/
Income	Deferred	(Depreciation)	Amount	Character	Expiration
$723,747	$(2,600,333)	$(8,747,440)	$(125,812,939)	Short-term	2018
			(24,760,715)	Short-term	2019
			(37,524,578)	Long-term	None
			$(188,098,232)

As a result of amendments to Regulation S-X, tax cost, appreciation and depreciation now reflect the Trust's entire portfolio. This includes investments, derivatives, short positions and foreign cash, if applicable. As of August 31, 2017, cost for federal income tax purposes was $1,239,731,903. Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$10,116,344
Gross Unrealized Depreciation	(28,477,721)
Net Unrealized Depreciation	$(18,361,377)

The Trust's major tax jurisdictions are U.S. federal and Arizona state.

As of August 31, 2017, no provision for income tax is required in the Trust's financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Trust's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2012.

NOTE 12 — SUBSEQUENT EVENTS

DIVIDENDS

Subsequent to August 31, 2017, the Trust paid the following dividends from net investment income:

Per Share Amount	Declaration Date	Record Date	Payable Date
$0.024	8/31/17	9/11/17	9/22/17
$0.023	9/29/17	10/10/17	10/23/17

The Trust has evaluated events occurring after the Statement of Assets and Liabilities date ("subsequent events") to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF AUGUST 31, 2017 (UNAUDITED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: 145.3%
		Aerospace & Defense: 2.8%
2,000,000		American Airlines, Inc. 2016 USD Term Loan B, 3.727%, (US0003M + 2.500%), 12/14/23	$2,008,438	0.2
8,850,000		Avolon Term Loan B Borrower 1 (Luxembourg) S.a.r.l. Term Loan B2, 3.981%, (US0003M + 2.750%), 01/13/22	8,888,108	1.1
2,099,450		DigitalGlobe, Inc. 2016 Term Loan B, 3.989%, (US0003M + 2.750%), 12/16/23	2,099,887	0.3
1,521,188		Geo Group, Inc. (The) 2017 Term Loan B, 3.490%, (US0003M + 2.250%), 03/17/24	1,526,417	0.2
4,945,000	(1)	MacDonald, Dettwiler and Associates Ltd. Term Loan B, 4.068%, (US0003M + 2.750%), 07/06/24	4,931,401	0.6
2,330,636		TransDigm, Inc. 2016 Extended Term Loan F, 4.239%, (US0003M + 3.000%), 06/09/23	2,336,463	0.3
1,280,000		TransDigm, Inc. 2017 Term Loan G, 4.264%, (US0003M + 3.000%), 08/15/24	1,282,801	0.1
			23,073,515	2.8
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Auto Components: 0.3%
	2,487,500	Broadstreet Partners Inc. Term Loan, 5.489%, (US0003M + 4.250%), 10/27/23	$2,527,534	0.3
		Automotive: 5.6%
	3,138,300	American Axle and Manufacturing, Inc. Term Loan B, 3.490%, (US0003M + 2.250%), 03/08/24	3,133,398	0.4
	2,011,282	BBB Industries U.S. Holdings, Inc. 2014 First Lien Term Loan, 5.739%, (US0001M + 4.500%), 09/24/21	2,034,512	0.2
	2,325,000	Bright Bidco B.V. Term Loan B, 5.796%, (US0003M + 4.500%), 02/27/24	2,351,640	0.3
	2,925,394	Dealer Tire, LLC 2016 Term Loan B, 5.063%, (US0003M + 3.750%), 12/22/21	2,950,535	0.4
	4,299,751	Dynacast International LLC Term Loan B, 4.546%, (US0003M + 3.250%), 01/30/22	4,315,875	0.5
	1,626,040	Federal-Mogul Holdings Corporation New Term Loan C, 4.982%, (US0003M + 3.750%), 04/15/21	1,632,816	0.2
EUR	1,197,000	Gates Global LLC 2017 EUR Term Loan B, 3.500%, (EUR003M + 3.500%), 04/01/24	1,435,122	0.2

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF AUGUST 31, 2017 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Automotive (continued)
8,376,276	Gates Global LLC 2017 USD Term Loan B, 4.546%, (US0003M + 3.250%), 03/17/24	$8,417,680	1.0
1,941,719	KAR Auction Services, Inc. Term Loan B5, 3.813%, (US0003M + 2.500%), 03/09/23	1,954,665	0.2
1,649,363	Key Safety Systems, Inc. New First Lien Term Loan, 5.820%, (US0003M + 4.500%), 08/29/21	1,660,084	0.2
4,545,051	Midas Intermediate Holdco II, LLC Incremental Term Loan B, 4.046%, (US0003M + 2.750%), 08/18/21	4,545,051	0.5
3,012,801	NN, Inc. 2016 Term Loan B, 5.489%, (US0003M + 4.250%), 09/21/22	3,017,980	0.4
297,000	NN, Inc. 2017 Term Loan, 4.989%, (US0003M + 3.750%), 03/22/21	297,495	0.0
1,560,000	Superior Industries International, Inc. First Lien Term Loan B, 5.787%, (US0003M + 4.500%), 03/22/24	1,544,400	0.2
3,365,063	TI Group Automotive Systems, L.L.C. 2015 USD Term Loan B, 3.989%, (US0003M + 2.750%), 06/24/22	3,379,785	0.4
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
3,000,000	Truck Hero, Inc. First Lien Term Loan, 5.231%, (US0003M + 4.000%), 04/21/24	$2,997,501	0.4
1,025,000	Truck Hero, Inc. Second Lien Term Loan, 9.481%, (US0003M + 8.250%), 04/17/25	1,027,990	0.1
		46,696,529	5.6
	Brokers, Dealers & Investment Houses: 0.2%
2,029,928	Capital Automotive L.P. 2017 Second Lien Term Loan, 7.240%, (US0003M + 6.000%), 03/24/25	2,058,792	0.2
	Building & Development: 4.0%
4,423,913	American Builders & Contractors Supply Co., Inc. 2017 Term Loan B, 3.739%, (US0003M + 2.500%), 10/31/23	4,437,737	0.5
2,086,975	Capital Automotive L.P. 2017 First Lien Term Loan, 4.240%, (US0003M + 3.000%), 03/24/24	2,101,757	0.2
1,466,325	Clark Equipment Company 2017 Term Loan B, 4.013%, (US0003M + 2.750%), 05/11/24	1,473,809	0.2
5,229,827	Forterra Finance, LLC 2017 Term Loan B, 4.239%, (US0003M + 3.000%), 10/25/23	4,398,284	0.5

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF AUGUST 31, 2017 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Building & Development (continued)
1,355,000	HD Supply Waterworks, Ltd. 2017 Term Loan B, 4.455%, (US0003M + 3.500%), 07/12/24	$1,363,469	0.2
1,915,375	Henry Company LLC Term Loan B, 5.739%, (US0003M + 4.500%), 09/28/23	1,948,894	0.2
760,000	Installed Building Products, Inc. Term Loan B, 4.239%, (US0003M + 3.000%), 03/23/24	763,800	0.1
1,746,671	MX Holdings US, Inc. Term Loan B1B, 3.989%, (US0003M + 2.750%), 08/14/23	1,755,404	0.2
2,594,646	NCI Building Systems, Inc. New Term Loan, 4.254%, (US0003M + 3.000%), 06/24/19	2,617,349	0.3
3,425,250	Quikrete Holdings INC Term Loan, 3.989%, (US0003M + 2.750%), 11/02/23	3,417,115	0.4
858,222	LS Newco Pty Ltd. 2016 Term Loan B, 4.796%, (US0003M + 3.500%), 05/21/22	862,514	0.1
1,290,000	Werner Co. 2017 Term Loan, 5.258%, (US0003M + 4.000%), 06/23/24	1,294,838	0.2
2,288,500	Wilsonart LLC 2016 Term Loan, 4.800%, (US0003M + 3.500%), 12/19/23	2,298,922	0.3
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
EUR	1,800,000	Xella International GmbH 2017 EUR Term Loan B, 4.000%, (EUR003M + 4.000%), 02/02/24	$2,157,734	0.3
	2,873,554	Zekelman Industries, Inc. Term Loan B, 4.789%, (US0003M + 3.500%), 06/14/21	2,880,289	0.3
			33,771,915	4.0
		Business Equipment & Services: 13.1%
	4,549,608	Acosta Holdco, Inc. 2015 Term Loan, 4.489%, (US0003M + 3.250%), 09/26/21	4,096,545	0.5
	6,962,818	Advantage Sales & Marketing, Inc. 2014 First Lien Term Loan, 4.546%, (US0003M + 3.250%), 07/25/21	6,697,361	0.8
	2,900,000	Advantage Sales & Marketing, Inc. 2014 2nd Lien Term Loan, 7.796%, (US0003M + 6.500%), 07/25/22	2,681,050	0.3
	4,688,250	AlixPartners, LLP 2017 Term Loan B, 4.296%, (US0003M + 3.000%), 04/29/24	4,724,251	0.6
	1,925,000	Allflex Holdings III, Inc. New First Lien Term Loan, 4.706%, (US0003M + 3.250%), 07/18/20	1,939,437	0.2
	4,595,000	Almonde, Inc. USD First Lien Term Loan, 4.817%, (US0003M + 3.500%), 04/27/24	4,609,934	0.5

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF AUGUST 31, 2017 (UNAUDITED) (CONTINUED)

Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
			Business Equipment & Services (continued)
550,000			Almonde, Inc. USD Second Lien Term Loan, 8.567%, (US0003M + 7.250%), 04/27/25	$562,276	0.1
1,490,625			Array Canada Inc. Term Loan B, 6.296%, (US0003M + 5.000%), 01/02/23	1,492,488	0.2
1,905,000	(1)		Ascend Learning, LLC 2017 Term Loan B, 4.533%, (US0003M + 3.250%), 07/05/22	1,913,334	0.2
1,240,641			Camelot UK Holdco Limited 2017 Term Loan B, 4.739%, (US0003M + 3.500%), 10/03/23	1,248,173	0.1
1,300,000			Colorado Buyer Inc Term Loan B, 4.310%, (US0003M + 3.000%), 03/28/24	1,308,612	0.2
1,811,313			DTI Holdco, Inc. 2016 Term Loan B, 6.561%, (US0003M + 5.250%), 09/21/23	1,753,954	0.2
195,000	(1	),(2)	Duravant LLC First Lien Delayed Draw Term Loan, 3.450%, (US0003M + 3.250%), 07/24/24	195,122	0.0
83,511	(1)		Duravant LLC Second Lien Delayed Draw Term Loan, 8.568%, (US0003M + 7.250%), 07/18/25	84,137	0.0
Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	1,500,000	(1)	Duravant LLC USD First Lien Term Loan, 4.733%, (US0003M + 3.750%), 07/25/24	$1,500,937	0.2
	701,489	(1)	Duravant LLC USD Second Lien Term Loan, 8.568%, (US0003M + 8.000%), 07/18/25	706,751	0.1
	2,937,472		EIG Investors Corp. 2017 Term Loan, 5.317%, (US0003M + 4.000%), 02/09/23	2,967,766	0.4
	597,000		Element Materials Technology Group US Holdings Inc 2017 USD Term Loan B, 4.748%, (US0003M + 3.500%), 06/01/24	603,219	0.1
EUR	1,082,288		Equinix Inc. EUR 2016 Term Loan B, 2.500%, (EUR003M + 2.500%), 12/09/23	1,294,105	0.2
	1,675,800		EVO Payments International Term Loan B, 6.240%, (US0003M + 5.000%), 11/15/23	1,696,486	0.2
	1,768,696		First American Payment Systems, L.P. 2016 Term Loan, 6.981%, (US0003M + 5.750%), 01/03/24	1,770,169	0.2
	3,603,730		First Data Corporation 2017 Term Loan, 3.736%, (US0003M + 2.500%), 04/26/24	3,610,264	0.4

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF AUGUST 31, 2017 (UNAUDITED) (CONTINUED)

Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
			Business Equipment & Services (continued)
	3,504,433		First Data Corporation 2022 USD Term Loan, 3.486%, (US0003M + 2.250%), 07/08/22	$3,506,406	0.4
EUR	1,482,447		Foncia Groupe 2016 EUR Term Loan B, 3.500%, (EUR003M + 3.500%), 07/28/23	1,777,328	0.2
	1,008,100		Garda World Security Corporation 2017 Term Loan, 5.315%, (PRIME + 3.000%), 04/05/24	1,018,811	0.1
EUR	1,000,000	(1)	GTCR Valor Companies, Inc. EUR 2017 Term Loan B1, 5.568%, (EUR003M + 4.250%), 06/20/23	1,207,811	0.2
	2,595,000	(1)	GTCR Valor Companies, Inc. USD 2017 Term Loan B1, 5.568%, (US0003M + 4.250%), 06/20/23	2,620,301	0.3
EUR	1,278,407		ION Trading Finance Limited EUR Term Loan B1, 3.750%, (EUR003M + 2.750%), 08/11/23	1,539,002	0.2
	1,976,440		IQOR US Inc. Second Lien Term Loan, 10.049%, (US0003M + 8.750%), 04/01/22	1,924,558	0.2
	3,040,006		IQOR US Inc. Term Loan B, 6.299%, (US0003M + 5.000%), 04/01/21	3,022,907	0.4
Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	6,062,791		KUEHG Corp 2017 First Lien Term Loan, 5.046%, (US0003M + 3.750%), 08/13/22	$6,074,159	0.7
	1,846,703		Learning Care Group (US) No. 2 Inc. New Term Loan, 5.175%, (US0003M + 4.000%), 05/05/21	1,873,249	0.2
EUR	1,750,000		Misys Europe SA EUR First Lien Term Loan, 3.250%, (EUR003M + 3.250%), 04/20/24	2,110,817	0.2
	579,000		MORTGAGE CONTRACTING SERVICES ASP Acquisition Corp. Term Loan B, 6.056%, (US0003M + 4.750%), 05/12/24	589,132	0.1
	440,000		Neustar Inc, Aerial Merger Sub, Inc. Second Lien Term Loan, 9.312%, (US0003M + 8.000%), 02/24/25	446,325	0.1
	2,100,000	(1)	Neustar Inc, Aerial Merger Sub, Inc. Term Loan B2, 5.068%, (US0003M + 3.750%), 02/28/24	2,119,688	0.2
	3,460,000		Peak 10, Inc. 2017 First Lien Term Loan, 4.811%, (US0003M + 4.000%), 07/18/24	3,469,515	0.4
	900,000		Peak 10, Inc. 2017 Second Lien Term Loan, 8.561%, (US0003M + 7.750%), 07/18/25	915,750	0.1

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF AUGUST 31, 2017 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Business Equipment & Services (continued)
3,034,065		Pre-Paid Legal Services, Inc. First Lien Term Loan, 6.500%, (US0003M + 5.250%), 05/31/19	$3,064,405	0.4
2,000,000		Pre-Paid Legal Services, Inc. Second Lien Term Loan, 10.250%, (US0003M + 9.000%), 05/31/20	2,015,000	0.2
1,465,000	(1)	Sandvine Corporation Term Loan B, 7.068%, (US0003M + 4.750%), 08/01/24	1,406,400	0.2
2,470,616		Solera Holdings, Inc. USD Term Loan B, 4.507%, (US0003M + 3.250%), 02/10/23	2,482,776	0.3
3,310,130		Spin Holdco Inc. 2017 Term Loan B, 5.014%, (US0003M + 3.750%), 11/14/22	3,321,163	0.4
4,970,000	(1)	Staples, Inc. 2017 Term Loan B, 5.318%, (US0003M + 4.000%), 08/06/24	4,942,417	0.6
1,960,000		SurveyMonkey Inc. 2017 Term Loan, 5.800%, (US0003M + 4.500%), 04/13/24	1,989,400	0.2
795,000		Switch, LTD. Term Loan B, 3.984%, (US0003M + 2.750%), 06/20/24	800,093	0.1
Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
EUR	1,135,000	(1)	Techem GmbH 2017 EUR Term Loan B, 4.318%, (EUR003M + 3.250%), 07/31/24	$1,363,914	0.2
	405,000	(1)	United Site Services, Inc. First Lien Term Loan B, 5.068%, (US0003M + 3.750%), 08/10/24	409,050	0.1
	150,000	(1)	United Site Services, Inc. Second Lien Term Loan B, 9.068%, (US0003M + 7.750%), 08/10/25	151,125	0.0
	138,747		WASH Multifamily Laundry LLC, Coinamatic Canada Inc. Canadian First Lien Term Loan, 4.489%, (US0003M + 3.250%), 05/04/22	138,920	0.0
	792,251		WASH Multifamily Laundry Systems, LLC 2015 First Lien Term Loan, 4.489%, (US0003M + 3.250%), 04/21/22	793,242	0.1
	5,049,096		West Corporation 2016 Term Loan B12, 3.759%, (US0003M + 2.500%), 06/17/23	5,050,676	0.6
				109,600,711	13.1
			Cable & Satellite Television: 4.9%
	1,985,025		CSC Holdings LLC, 3.478%, (US0003M + 2.250%), 07/09/25	1,979,908	0.2

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF AUGUST 31, 2017 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Cable & Satellite Television (continued)
EUR	997,500	Numericable Group SA EUR Term Loan B11, 3.000%, (EUR003M + 3.000%), 06/20/25	$1,192,752	0.1
	4,788,000	Numericable Group SA USD Term Loan B11, 4.061%, (US0003M + 2.750%), 06/21/25	4,777,739	0.6
	3,930,300	Numericable U.S. LLC USD Term Loan B10, 4.561%, (US0003M + 3.250%), 01/13/25	3,950,565	0.5
	3,032,400	Radiate Holdco, LLC First Lien Term Loan, 4.239%, (US0003M + 3.000%), 12/02/23	2,994,225	0.4
	4,250,000	Telenet Financing USD LLC USD Term Loan AI, 3.977%, (US0003M + 2.750%), 03/31/25	4,263,659	0.5
EUR	1,000,000	Telenet International Finance S.a.r.l. EUR Term Loan AH, 3.000%, (EUR003M + 3.000%), 03/31/26	1,201,033	0.2
	1,786,523	Telesat Canada Term Loan B4, 4.300%, (US0003M + 3.000%), 11/17/23	1,801,409	0.2
	2,750,000	UPC Financing Partnership USD Term Loan AP, 3.977%, (US0003M + 2.750%), 04/15/25	2,759,740	0.3
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	4,500,000	Virgin Media Investment Holdings Limited USD Term Loan I, 3.977%, (US0003M + 2.750%), 01/31/25	$4,515,471	0.5
	900,636	WaveDivision Holdings, LLC Term Loan B, 4.030%, (US0003M + 2.750%), 10/15/19	902,663	0.1
	7,940,000	WideOpenWest Finance LLC 2017 Term Loan B, 4.478%, (US0003M + 3.250%), 08/18/23	7,949,925	1.0
EUR	2,000,000	Ziggo Secured Finance BV EUR Term Loan F, 3.000%, (EUR003M + 3.000%), 04/23/25	2,393,401	0.3
			40,682,490	4.9
		Chemicals & Plastics: 6.9%
EUR	1,240,625	Allnex (Luxembourg) & Cy S.C.A. 2016 EUR Term Loan B1, 3.250%, (EUR003M + 3.250%), 05/31/23	1,483,827	0.2
	1,203,912	Allnex (Luxembourg) & Cy S.C.A. 2016 USD Term Loan B2, 4.567%, (US0003M + 3.250%), 05/31/23	1,208,427	0.1
	907,016	Allnex USA, Inc. USD Term Loan B3, 4.567%, (US0003M + 3.250%), 05/31/23	910,417	0.1

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF AUGUST 31, 2017 (UNAUDITED) (CONTINUED)

Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
			Chemicals & Plastics (continued)
	804,000		Alpha 3 B.V. 2017 Term Loan B1, 4.296%, (US0003M + 3.000%), 01/24/24	$807,350	0.1
	5,985,000		Avantor Performance Materials Holdings, LLC 2017 First Lien Term Loan, 5.240%, (US0003M + 4.000%), 03/10/24	6,024,279	0.7
	350,000		Avantor Performance Materials Holdings, LLC 2017 Second Lien Term Loan, 9.490%, (US0003M + 8.250%), 03/10/25	351,969	0.1
	1,178,276		Colouroz Investment 2 LLC USD Second Lien Term Loan B2, 8.563%, (US0003M + 7.250%), 09/06/22	1,151,765	0.1
EUR	1,000,000	(1)	Diamond (BC) B.V. EUR Term Loan, 4.568%, (EUR003M + 3.750%), 07/25/24	1,189,459	0.1
	1,390,000	(1)	Diamond (BC) B.V. USD Term Loan, 4.318%, (US0003M + 3.500%), 07/12/24	1,385,223	0.2
	3,091,521		Emerald Performance Materials, LLC New First Lien Term Loan, 4.739%, (US0001M + 3.500%), 08/01/21	3,113,162	0.4
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	1,000,000	Emerald Performance Materials, LLC New Second Lien Term Loan, 8.989%, (US0001M + 7.750%), 08/01/22	$1,001,563	0.1
	2,233,824	Flint Group US LLC, Colouroz Investment 1, GMBH USD First Lien Term Loan B2, 4.312%, (US0003M + 3.000%), 09/07/21	2,204,505	0.3
	369,277	Flint Group, Colouroz Investment 1, GMBH USD Term Loan C, 4.312%, (US0003M + 3.000%), 09/07/21	361,892	0.0
	1,332,833	Huntsman International LLC Term Loan B, 4.239%, (US0003M + 3.000%), 11/03/23	1,343,029	0.2
	3,519,298	INEOS Styrolution Group GmbH USD 2017 First Lien Term Loan, 4.046%, (US0003M + 2.750%), 03/07/24	3,541,842	0.4
	4,912,567	Ineos US Finance LLC 2022 USD Term Loan, 4.007%, (US0003M + 2.750%), 03/31/22	4,935,981	0.6
EUR	1,935,399	Inovyn Finance PLC 2017 EUR Term Loan B, 3.750%, (EUR003M + 3.000%), 05/31/24	2,331,562	0.3

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF AUGUST 31, 2017 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Chemicals & Plastics (continued)
EUR	2,000,000	Klockner- Pentaplast of America, Inc. EUR 2017 Term Loan B1, 4.750%, (EUR003M + 4.750%), 06/13/24	$2,350,769	0.3
	2,000,000	Klockner- Pentaplast of America, Inc. USD 2017 Term Loan B2, 5.546%, (US0003M + 4.250%), 06/13/24	2,000,000	0.2
	1,271,636	KMG Chemicals Inc Term Loan B, 5.489%, (US0003M + 4.250%), 04/23/24	1,292,332	0.1
	2,441,315	Kraton Polymers, LLC 2016 Term Loan B, 4.239%, (US0003M + 3.000%), 01/06/22	2,467,808	0.3
	1,940,561	MacDermid, Inc. USD Term Loan B6, 4.234%, (US0003M + 3.000%), 06/07/23	1,951,997	0.2
EUR	825,000	Novacap S.A. EUR Term Loan B, 4.250%, (EUR003M + 4.250%), 04/28/23	991,638	0.1
	1,622,659	Orion Engineered Carbons GmbH USD Term Loan, 3.796%, (US0003M + 3.000%), 07/25/21	1,634,829	0.2
EUR	500,000	Parexgroup SA, Financiere Dry Mix Solutions S.A.S. EUR First Lien Term Loan, 3.500%, (EUR003M + 3.500%), 03/08/24	598,611	0.1
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
757,364		PQ Corporation 2017 USD Term Loan, 4.562%, (US0003M + 3.250%), 11/04/22	$763,045	0.1
179,310		Royal Holdings, Inc. 2015 Second Lien Term Loan, 8.794%, (US0003M + 7.500%), 06/01/23	179,646	0.0
2,434,255		Royal Holdings, Inc. 2017 Term Loan B, 4.546%, (US0003M + 3.250%), 06/30/22	2,453,425	0.3
3,575,568		Solenis International, LP USD First Lien Term Loan, 4.567%, (US0003M + 3.250%), 07/02/21	3,589,256	0.4
530,000	(1)	Trinseo Materials Operating S.C.A. 2017 Term Loan, 3.818%, (US0003M + 2.500%), 08/16/24	532,871	0.1
2,969,072		Tronox Pigments (Netherlands) B.V. 2013 Term Loan, 4.796%, (US0003M + 3.500%), 03/19/20	2,982,632	0.4
785,000		Venator Materials Corporation Term Loan B, 4.312%, (US0003M + 3.000%), 06/20/24	789,416	0.1
			57,924,527	6.9
		Clothing/Textiles 0.7%
4,875,564		Varsity Brands, Inc. First Lien Term Loan, 4.732%, (US0003M + 3.500%), 12/03/21	4,910,824	0.6

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF AUGUST 31, 2017 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Clothing/Textiles (continued)
673,816	Vince, LLC Term Loan B, 6.312%, (US0003M + 5.000%), 11/27/19	$589,589	0.1
		5,500,413	0.7
	Conglomerates: 0.3%
2,504,204	Jason Incorporated First Lien Term Loan, 5.796%, (US0003M + 4.500%), 05/21/21	2,323,901	0.3
599,932	Jason Incorporated Second Lien Term Loan, 9.296%, (US0003M + 8.000%), 05/21/22	452,949	0.0
		2,776,850	0.3
	Containers & Glass Products: 4.7%
2,375,000	Albea Beauty Holdings S.A USD First Lien Term Loan, 5.163%, (US0003M + 3.750%), 03/09/24	2,372,031	0.3
630,000	Berlin Packaging LLC 2014 Second Lien Term Loan, 7.990%, (US0003M + 6.750%), 09/24/22	634,988	0.1
5,616,172	Berlin Packaging LLC 2017 Term Loan B, 4.513%, (US0003M + 3.250%), 10/01/21	5,644,837	0.6
798,000	Berry Plastics Group, Inc. Term Loan N, 3.481%, (US0003M + 2.250%), 01/19/24	798,998	0.1
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	1,260,000	BWAY Holding Company 2017 Term Loan B, 4.481%, (US0003M + 3.250%), 04/03/24	$1,263,150	0.2
	900,000	Consolidated Container Company LLC 2017 First Lien Term Loan, 4.739%, (US0003M + 3.500%), 05/09/24	908,157	0.1
	2,723,175	Flex Acquisition Company, Inc. First Lien Term Loan, 4.299%, (US0003M + 3.000%), 12/13/23	2,719,771	0.3
EUR	3,000,000	Horizon Holdings III SAS EUR Term Loan B4, 2.750%, (EUR003M + 3.000%), 10/29/22	3,579,166	0.4
	2,226,295	Husky Injection Molding Systems Ltd. New Term Loan B, 4.489%, (US0003M + 3.250%), 06/30/21	2,239,450	0.3
	2,139,250	Milacron LLC Amended Term Loan B, 4.239%, (US0003M + 3.000%), 09/28/23	2,147,272	0.3
	2,587,998	ProAmpac PG Borrower LLC First Lien Term Loan, 5.275%, (US0003M + 4.000%), 11/18/23	2,623,044	0.3
	460,000	ProAmpac PG Borrower LLC Second Lien Term Loan, 9.816%, (US0003M + 8.500%), 10/21/24	469,488	0.1

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF AUGUST 31, 2017 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Containers & Glass Products (continued)
6,722,494		Reynolds Group Holdings Inc. USD 2017 Term Loan, 4.239%, (US0003M + 3.000%), 02/05/23	$6,739,300	0.8
4,551,624		SIG Combibloc Group AG, 4.239%, (US0001M + 3.000%), 03/13/22	4,579,790	0.5
2,058,180		Tricorbraun Holdings Inc First Lien Term Loan, 5.046%, (US0003M + 3.750%), 11/30/23	2,080,692	0.3
206,852	(2)	TricorBraun Holdings, Inc. First Lien Delayed Draw Term Loan, 3.750%, (US0003M + 3.750%), 11/30/23	209,115	0.0
			39,009,249	4.7
		Cosmetics/Toiletries: 0.4%
1,585,000		Parfums Hldg Co Inc, Wellness Merger Sub, Inc. First Lien Term Loan, 6.046%, (US0003M + 4.750%), 06/30/24	1,591,605	0.2
2,327,250		Revlon Consumer Products Corporation 2016 Term Loan B, 4.739%, (US0003M + 3.500%), 07/22/23	2,100,759	0.2
			3,692,364	0.4
		Drugs: 1.1%
2,763,011		Alvogen Pharma US, Inc. Term Loan, 6.240%, (US0003M + 5.000%), 04/02/22	2,745,742	0.3
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
4,000,000		Endo Luxembourg Finance Company I S.a r.l. 2017 Term Loan B, 5.500%, (US0003M + 4.250%), 04/05/24	$4,024,284	0.5
1,197,000		Horizon Pharma, Inc. 2017 Term Loan B, 5.000%, (US0003M + 3.750%), 03/15/24	1,207,287	0.2
948,900		Prestige Brands, Inc. Term Loan B5, 3.989%, (US0003M + 2.750%), 01/26/24	952,977	0.1
			8,930,290	1.1
		Ecological Services & Equipment: 1.1%
3,419,562		4L Holdings, LLC First Lien Term Loan, 5.731%, (US0003M + 4.500%), 05/08/20	3,009,215	0.4
6,109,268		ADS Waste Holdings Inc Term Loan, 3.944%, (US0003M + 2.750%), 11/10/23	6,153,658	0.7
			9,162,873	1.1
		Electronics/Electrical: 17.6%
2,789,524		Aptean, Inc. 2017 First Lien Term Loan, 5.550%, (US0003M + 4.250%), 12/20/22	2,814,629	0.3
1,685,773	(1)	ASG Technologies Group, Inc. Term Loan, 6.061%, (US0003M + 4.750%), 07/10/24	1,706,846	0.2

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF AUGUST 31, 2017 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Electronics/Electrical (continued)
EUR	487,578	Avast Software B.V. 2017 EUR Term Loan B, 3.500%, (EUR003M + 3.500%), 09/30/23	$586,864	0.1
	4,105,408	Avast Software B.V. 2017 USD Term Loan B, 4.503%, (US0003M + 3.250%), 09/30/23	4,137,910	0.5
	6,000,998	BMC Software Finance, Inc. 2017 USD Term Loan, 5.239%, (US0003M + 4.000%), 09/13/22	6,041,235	0.7
EUR	1,648,770	BMC Software Finance, Inc. EUR Term Loan, 4.500%, (EUR003M + 4.500%), 09/10/20	1,978,455	0.3
	5,512,788	Compuware Corporation Term Loan B3, 5.550%, (US0003M + 4.250%), 12/15/21	5,566,196	0.7
	14,644,522	Dell Inc. 2017 Term Loan B, 3.740%, (US0003M + 2.500%), 09/07/23	14,720,366	1.8
	5,146,265	Epicor Software Corporation First Lien Term Loan, 4.990%, (US0003M + 3.750%), 05/08/22	5,162,347	0.6
	4,834,179	Evergreen Skills Lux S A R L, SkillSoft Corporation First Lien Term Loan, 5.989%, (US0003M + 4.750%), 04/28/21	4,512,406	0.5
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	1,457,207	Eze Castle Software Inc. 2017 First Lien Term Loan, 4.296%, (US0003M + 3.000%), 04/06/20	$1,464,493	0.2
	980,625	Eze Castle Software Inc. New Second Lien Term Loan, 7.796%, (US0003M + 6.500%), 04/05/21	983,076	0.1
	6,493,022	Go Daddy Operating Company, LLC 2017 Term Loan B, 3.734%, (US0003M + 2.500%), 02/02/24	6,519,805	0.8
EUR	1,990,000	Greeneden U.S. Holdings II, LLC 2017 EUR Term Loan B, 5.000%, (EUR003M + 4.000%), 12/01/23	2,388,541	0.3
	1,149,225	Greeneden U.S. Holdings II, LLC USD 2017 Term Loan B2, 5.007%, (US0003M + 3.750%), 12/01/23	1,157,245	0.1
	5,994,732	Hyland Software, Inc. 2017 First Lien Term Loan, 4.489%, (US0003M + 3.250%), 07/01/22	6,044,062	0.7
EUR	1,182,038	Infor (US), Inc. EUR Extended Term Loan B, 3.750%, (EUR003M + 2.750%), 02/01/22	1,416,245	0.2
	2,993,114	Informatica Corporation USD Term Loan, 4.796%, (US0003M + 3.500%), 05/29/22	3,001,845	0.4

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF AUGUST 31, 2017 (UNAUDITED) (CONTINUED)

Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
			Electronics/Electrical (continued)
	6,169,039		Kronos Incorporated 2017 Term Loan B, 4.811%, (US0003M + 3.500%), 11/01/23	$6,227,922	0.7
	1,329,750		Lully Finance LLC USD Term Loan B3, 4.734%, (US0003M + 3.500%), 10/14/22	1,318,946	0.1
EUR	410,000		Lully Finance Sarl 2016 EUR First Lien Term Loan, 3.750%, (EUR003M + 3.750%), 10/22/22	488,085	0.1
	759,682		MA FinanceCo., LLC USD Term Loan B3, 3.981%, (US0003M + 2.750%), 04/18/24	759,920	0.1
	627,353		MaxLinear, Inc. Term Loan B, 3.729%, (US0003M + 2.500%), 04/05/24	627,745	0.1
	4,430,000	(1)	MH Sub I, LLC 2017 First Lien Term Loan, 5.068%, (US0003M + 3.750%), 08/15/24	4,415,603	0.5
	1,510,000	(1)	MH Sub I, LLC 2017 Second Lien Term Loan, 8.818%, (US0003M + 7.750%), 08/15/25	1,516,292	0.2
	1,361,250		Micron Technology Inc Term Loan, 3.800%, (US0003M + 2.500%), 04/15/22	1,372,744	0.2
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
1,267,031	Navico, Inc. First Lien Term Loan, 6.989%, (US0003M + 5.750%), 03/08/24	$1,263,864	0.1
1,266,195	Optiv Security, Inc. First Lien Term Loan, 4.563%, (US0003M + 3.250%), 01/19/24	1,159,623	0.1
1,000,000	Optiv Security, Inc. Second Lien Term Loan, 8.563%, (US0003M + 7.250%), 02/01/25	905,000	0.1
4,480,771	Quest Software US Holdings INC First Lien, 7.257%, (US0003M + 6.000%), 09/23/22	4,555,452	0.5
4,472,875	Rackspace Hosting, Inc. 2017 First Lien Term Loan, 4.310%, (US0003M + 3.000%), 11/03/23	4,484,522	0.5
4,830,102	Riverbed Technology, Inc. 2016 Term Loan, 4.490%, (US0003M + 3.250%), 04/24/22	4,710,861	0.6
983,598	Rovi Solutions Corporation Term Loan B, 3.740%, (US0003M + 2.500%), 07/02/21	988,270	0.1
4,477,500	RP Crown Parent LLC Term Loan B, 4.739%, (US0003M + 3.500%), 09/22/23	4,515,281	0.5
5,130,318	Seattle Spinco, Inc. USD Term Loan B3, 4.030%, (US0003M + 2.750%), 04/30/24	5,131,924	0.6

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF AUGUST 31, 2017 (UNAUDITED) (CONTINUED)

Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
			Electronics/Electrical (continued)
EUR	1,000,000		SGB-SMIT Management GmbH EUR Term Loan B, 4.000%, (EUR003M + 4.000%), 07/31/24	$1,206,713	0.1
	7,034,153		SolarWinds Holdings, Inc. 2017 Term Loan, 4.739%, (US0003M + 3.500%), 02/05/23	7,074,599	0.8
	927,865		Synchronoss Technologies, Inc. Term Loan, 5.757%, (US0003M + 4.500%), 01/12/24	924,386	0.1
	2,388,000		Tessera Holding Corporation Term Loan B, 4.489%, (US0003M + 3.250%), 11/03/23	2,417,353	0.3
	3,797,368		TTM Technologies, Inc. First Lien Term Loan, 5.489%, (US0003M + 4.250%), 04/21/22	3,851,956	0.5
	5,539,268	(1)	Veritas Bermuda Ltd. Repriced Term Loan B, 5.796%, (US0003M + 4.500%), 01/27/23	5,581,965	0.7
	9,108,230		Western Digital Corporation 2017 USD Term Loan B, 3.984%, (US0003M + 2.750%), 04/29/23	9,184,366	1.1
	2,947,417		Zebra Technologies Corporation 2017 Term Loan B, 3.314%, (US0003M + 2.000%), 10/27/21	2,952,041	0.4
				147,837,999	17.6
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Equipment Leasing: 0.3%
2,830,000	Brand Energy & Infrastructure Services, Inc. 2017 Term Loan, 5.522%, (US0003M + 4.250%), 06/06/24	$2,843,621	0.3
	Financial Intermediaries: 2.1%
1,094,400	Blucora, Inc. Term Loan B, 5.037%, (US0003M + 3.750%), 04/19/24	1,103,520	0.1
1,950,000	Duff & Phelps Corporation Term Loan B1, 5.046%, (US0003M + 3.750%), 04/23/20	1,967,062	0.2
3,638,500	Duff & Phelps Investment Management Co. Term Loan B, 5.046%, (US0003M + 3.750%), 04/23/20	3,669,591	0.5
2,039,000	FinCo I LLC 2017 Term Loan B, 1.375%, (US0003M + 1.375%), 06/02/22	2,059,390	0.2
775,000	Focus Financial Partners, LLC First Lien Term Loan, 4.549%, (US0003M + 3.250%), 05/22/24	783,719	0.1
5,326,650	LPL Holdings, Inc. 2017 Term Loan B, 3.825%, (US0003M + 2.500%), 03/10/24	5,356,612	0.6
2,976,958	Trans Union, LLC Term Loan B3, 3.239%, (US0003M + 2.000%), 04/07/23	2,984,933	0.4
		17,924,827	2.1

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF AUGUST 31, 2017 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Food Products: 2.9%
1,005,000	American Seafoods Group LLC 2017 First Lien Term Loan, 4.555%, (US0003M + 3.250%), 08/21/23	$1,009,397	0.1
770,000	Atkins Nutritionals Holdings II, Inc. 2017 Term Loan B, 5.312%, (US0003M + 4.000%), 06/21/24	776,737	0.1
2,387,782	Atrium Innovations Inc. USD Term Loan, 4.796%, (US0003M + 3.500%), 02/13/21	2,397,732	0.3
876,101	CSM Bakery Solutions LLC First Lien Term Loan, 5.300%, (US0003M + 4.000%), 07/03/20	848,176	0.1
2,991,313	Del Monte Foods, Inc. First Lien Term Loan, 4.575%, (US0003M + 3.250%), 02/18/21	2,462,847	0.3
3,700,000	Del Monte Foods, Inc. Second Lien Term Loan, 8.690%, (US0003M + 7.250%), 08/18/21	2,183,000	0.2
1,590,000	Dole Food Company Inc. 2017 Term Loan B, 4.012%, (US0003M + 2.750%), 03/16/24	1,597,177	0.2
4,643,843	Hostess Brands, LLC 2017 Term Loan, 3.739%, (US0003M + 2.500%), 08/03/22	4,665,125	0.6
Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	3,236,875		JBS USA, LLC 2017 Term Loan B, 3.804%, (US0003M + 2.500%), 10/30/22	$3,216,140	0.4
	1,390,000		Nomad Foods Europe Midco Limited USD Term Loan B, 3.977%, (US0003M + 2.750%), 04/18/24	1,396,950	0.2
	1,770,000		NPC International, Inc. First Lien Term Loan, 4.736%, (US0003M + 3.500%), 03/17/24	1,783,275	0.2
	605,000		NPC International, Inc. Second Lien Term Loan, 8.736%, (US0003M + 7.500%), 03/17/25	613,319	0.1
EUR	1,000,000	(1)	Valeo F1 Company Limited (Ireland) 2017 EUR Term Loan B, 5.068%, (EUR003M + 3.750%), 08/09/24	1,192,961	0.1
				24,142,836	2.9
			Food Service: 1.8%
	4,362,237		1011778 B.C. Unlimited Liability Company Term Loan B3, 3.511%, (US0003M + 2.250%), 02/14/24	4,361,329	0.5
	3,688,020		CEC Entertainment Concepts, L.P. Term Loan, 4.239%, (US0003M + 3.000%), 02/14/21	3,675,344	0.5
	1,470,385		Landrys, Inc. 2016 Term Loan B, 3.984%, (US0003M + 2.750%), 09/13/23	1,467,628	0.2

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF AUGUST 31, 2017 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Food Service (continued)
1,922,564		Manitowoc Foodservice, Inc. Term Loan B, 4.239%, (US0003M + 3.000%), 04/02/23	$1,940,588	0.2
3,465,000		US Foods, Inc. 2016 Term Loan B, 3.989%, (US0003M + 2.750%), 06/13/23	3,486,656	0.4
			14,931,545	1.8
		Food/Drug Retailers: 2.7%
4,141,789		Albertsons, LLC USD 2017 Term Loan B4, 3.989%, (US0003M + 2.750%), 08/25/21	4,049,895	0.5
1,516,200		Albertsons, LLC USD 2017 Term Loan B6, 4.317%, (US0003M + 3.000%), 06/22/23	1,476,084	0.2
1,165,000	(1)	Natures Bounty Co. (The) 2017 Second Lien Term Loan, 9.068%, (US0003M + 7.750%), 09/15/25	1,161,117	0.1
1,592,000		Natures Bounty Co. (The) 2017 USD Term Loan B, 4.796%, (US0003M + 3.500%), 05/05/23	1,590,720	0.2
2,510,000	(1)	Natures Bounty Co. (The) New 2017 Term Loan, 4.818%, (US0003M + 3.500%), 08/11/24	2,495,881	0.3
2,428,807		Portillos Holdings, LLC First Lien Term Loan, 5.796%, (US0003M + 4.500%), 08/02/21	2,441,711	0.3
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
3,124,300	Moran Foods LLC Term Loan, 7.239%, (US0003M + 6.000%), 11/29/23	$2,975,896	0.4
1,950,000	Smart & Final Stores LLC First Lien Term Loan, 4.772%, (US0003M + 3.500%), 11/15/19	1,883,375	0.2
1,791,764	Supervalu Inc. 2017 Delayed Draw Term Loan, 4.734%, (US0003M + 3.500%), 06/08/24	1,733,532	0.2
2,986,273	Supervalu Inc. 2017 Term Loan B, 4.739%, (US0003M + 3.500%), 06/08/24	2,889,219	0.3
		22,697,430	2.7
	Forest Products: 0.2%
1,633,500	Blount International Inc. USD Term Loan, 6.236%, (US0003M + 5.000%), 04/12/23	1,650,856	0.2
	Health Care: 16.8%
4,107,147	Acadia Healthcare Company, Inc. Term Loan B2, 3.982%, (US0003M + 2.750%), 04/02/23	4,152,839	0.5
1,004,873	ADMI Corp. 2015 Term Loan B, 5.061%, (US0003M + 3.750%), 04/30/22	1,016,387	0.1
7,800,862	Air Medical Group Holdings, Inc. Term Loan B, 4.489%, (US0003M + 3.250%), 04/06/22	7,607,463	0.9

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF AUGUST 31, 2017 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Health Care (continued)
3,335,670		Air Methods Corporation 2017 Term Loan B, 4.796%, (US0003M + 3.500%), 04/21/24	$3,264,787	0.4
965,000	(1)	Albany Molecular Research, Inc. 2017 First Lien Term Loan, 4.568%, (US0003M + 3.750%), 07/19/24	967,111	0.1
1,889,244		ATI Holdings Acquisition, Inc. 2016 Term Loan, 4.801%, (US0003M + 3.500%), 04/21/23	1,899,871	0.2
5,188,390		Auris Luxembourg III S.a.r.l. 2017 USD Term Loan B7, 4.296%, (US0003M + 3.000%), 01/17/22	5,201,361	0.6
2,441,266		CareCore National, LLC Term Loan B, 5.239%, (US0003M + 4.000%), 03/05/21	2,476,360	0.3
1,563,750	(1)	Carestream Dental Equiment, Inc 2017 First Lien Term Loan B, 4.568%, (US0003M + 4.000%), 08/07/24	1,561,307	0.2
3,948,165		Catalent Pharma Solutions Inc. USD Term Loan B, 3.989%, (US0003M + 2.750%), 05/20/21	3,979,185	0.5
348,687		CCS Intermediate Holdings LLC — First Lien, 5.296%, (US0003M + 4.000%), 07/23/21	312,947	0.0
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
3,478,516	CDRH Parent, Inc. New First Lien Term Loan, 5.320%, (US0003M + 4.250%), 07/01/21	$2,773,247	0.4
2,500,000	CDRH Parent, Inc. Second Lien, 9.299%, (US0003M + 8.000%), 07/01/22	1,806,250	0.2
7,431,375	Change Healthcare Holdings, Inc. 2017 Term Loan B, 3.989%, (US0003M + 2.750%), 02/08/24	7,444,276	0.9
4,051,225	CHG Healthcare Services Inc. 2017 Term Loan B, 4.561%, (US0003M + 3.250%), 06/07/23	4,092,053	0.5
4,937,951	Community Health Systems, Inc. Term Loan H, 4.317%, (US0003M + 3.000%), 01/27/21	4,928,252	0.6
1,614,363	Concentra Inc. First Lien Term Loan, 4.211%, (US0003M + 3.000%), 04/22/22	1,627,935	0.2
4,304,641	Cotiviti Corporation Term Loan B, 3.800%, (US0003M + 2.500%), 09/28/23	4,324,356	0.5
3,645,069	DJO Finance LLC 2015 Term Loan, 4.485%, (US0003M + 3.250%), 04/21/20	3,634,134	0.4
3,734,542	Envision Healthcare Corp Term Loan B, 4.300%, (US0003M + 3.000%), 11/09/23	3,765,352	0.5

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF AUGUST 31, 2017 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Health Care (continued)
2,099,164	ExamWorks Group, Inc. 2017 Term Loan, 4.489%, (US0003M + 3.250%), 07/23/23	$2,112,941	0.3
610,000	GHX Ultimate Parent Corp, Commerce Merger Sub, Inc. 2017 First Lien Term Loan, 4.546%, (US0003M + 3.250%), 05/31/24	610,381	0.1
1,686,785	Greenway Health, LLC 2017 First Lien Term Loan, 6.050%, (US0003M + 4.750%), 02/14/24	1,691,002	0.2
2,389,000	Grifols Worldwide Operations USA, Inc. 2017 Acquisition Term Loan, 3.444%, (US0003M + 2.250%), 12/20/23	2,395,379	0.3
6,227,263	Iasis Healthcare LLC Term Loan B3, 5.296%, (US0003M + 4.000%), 02/16/21	6,272,411	0.8
2,500,000	INC Research, LLC 2017 Term Loan B, 3.489%, (US0003M + 2.250%), 06/27/24	2,508,985	0.3
4,425,850	Jaguar Holding Company II 2017 Term Loan, 4.019%, (US0003M + 2.750%), 08/18/22	4,446,045	0.5
5,320,000	Kinetic Concepts, Inc. 2017 USD Term Loan B, 4.546%, (US0003M + 3.250%), 01/25/24	5,281,207	0.6
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
3,100,447		MPH Acquisition Holdings LLC 2016 Term Loan B, 4.296%, (US0003M + 3.000%), 06/07/23	$3,116,780	0.4
4,618,393		NVA Holdings, Inc. USD First Lien Term Loan B2, 4.796%, (US0003M + 3.500%), 08/14/21	4,651,590	0.6
2,879,259		Onex TSG Holdings II Corp. First Lien Term Loan, 5.239%, (US0003M + 4.000%), 07/31/22	2,893,655	0.3
4,656,000	(1)	Parexel International Corporation Term Loan B, 4.318%, (US0003M + 3.250%), 08/07/24	4,670,550	0.6
1,976,464		Precyse Acquisition Corp, nThrive, Inc. 2016 First Lien Term Loan, 5.739%, (US0003M + 4.500%), 09/30/22	1,993,142	0.2
225,000		Press Ganey Holdings, Inc. Second Lien Term Loan, 8.489%, (US0003M + 7.250%), 09/20/24	230,344	0.0
1,144,250		Press Ganey Holdings, Inc. First Lien Term Loan, 4.489%, (US0003M + 3.250%), 09/20/23	1,150,329	0.1
1,668,000		Prospect Medical Holdings, Inc. Term Loan, 7.250%, (US0003M + 6.000%), 06/01/22	1,696,148	0.2

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF AUGUST 31, 2017 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Health Care (continued)
3,366,563		Select Medical Corporation 2017 Term Loan B, 4.810%, (US0003M + 3.500%), 01/26/24	$3,403,706	0.4
5,337,747		Sterigenics-Nordion Holdings, LLC 2017 Term Loan B, 4.239%, (US0003M + 3.000%), 03/23/22	5,339,418	0.6
2,850,000	(1)	Surgery Center Holdings, Inc. 2017 Term Loan B, 4.568%, (US0003M + 3.500%), 06/06/24	2,825,507	0.3
3,206,963		Team Health Holdings, Inc. First Lien Term Loan, 3.989%, (US0003M + 2.750%), 01/17/24	3,176,897	0.4
940,000		Tecomet Inc. 2017 Term Loan B, 5.065%, (US0003M + 3.750%), 04/13/24	944,504	0.1
1,350,000		U.S. Anesthesia Partners, Inc. 2017 Term Loan, 4.486%, (US0003M + 3.250%), 06/07/24	1,355,625	0.2
6,899,950		U.S. Renal Care, Inc. 2015 Term Loan B, 5.546%, (US0003M + 4.250%), 11/06/22	6,779,201	0.8
2,327,725		Valeant Pharmaceuticals International, Inc. Term Loan B F1, 5.990%, (US0003M + 4.750%), 03/13/22	2,369,053	0.3
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
1,891,684	Vizient, Inc. 2017 Term Loan B, 4.734%, (US0003M + 3.500%), 02/13/23	$1,916,039	0.2
		140,666,312	16.8
	Holding Companies — Diversified: 0.8%
6,912,500	First Eagle Holdings, Inc. Term Loan B, 4.796%, (US0003M + 3.500%), 12/01/22	6,991,130	0.8
	Home Furnishings: 1.2%
2,873,012	Apollo Sec Svcs Borrower LLC, Prime Security Services Borrower, LLC 2016 First Lien Term Loan, 3.989%, (US0003M + 2.750%), 05/02/22	2,892,764	0.3
3,273,750	Hillman Group Inc. (The) Term Loan B, 4.796%, (US0003M + 3.500%), 06/30/21	3,295,236	0.4
4,064,500	Serta Simmons Bedding, LLC First Lien Term Loan, 4.801%, (US0003M + 3.500%), 10/20/23	3,961,871	0.5
		10,149,871	1.2
	Industrial Equipment: 4.6%
920,000	Accudyne Industries, LLC 2017 Term Loan, 5.013%, (US0003M + 3.750%), 08/02/24	922,444	0.1
3,362,849	Apex Tool Group, LLC Term Loan B, 4.500%, (US0001M + 3.250%), 02/01/20	3,242,348	0.4

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF AUGUST 31, 2017 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Industrial Equipment (continued)
101,353	CeramTec Acquisition Corporation USD Term Loan B2, 4.067%, (US0003M + 2.750%), 08/30/20	$101,701	0.0
2,272,652	Columbus McKinnon Corporation Term Loan B, 4.296%, (US0003M + 3.000%), 01/13/24	2,290,378	0.3
4,374,847	Cortes NP Acquisition Corporation 2017 Term Loan B, 5.239%, (US0003M + 4.000%), 11/30/23	4,411,762	0.5
1,862,548	EWT Holdings III Corp, WTG Holdings III Corp. First Lien Term Loan, 5.046%, (US0003M + 3.750%), 01/15/21	1,885,829	0.2
815,952	Faenza Acquisition GmbH USD Term Loan B1, 4.067%, (US0003M + 2.750%), 08/30/20	818,757	0.1
247,463	Faenza Acquisition GmbH USD Term Loan B3, 4.067%, (US0003M + 2.750%), 08/30/20	248,313	0.0
2,640,689	Filtration Group Corporation First Lien Term Loan, 4.257%, (US0003M + 3.000%), 11/21/20	2,658,843	0.3
Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
EUR	4,000,000	(1)	Gardner Denver, Inc. 2017 EUR Term Loan B, 4.318%, (EUR003M + 3.500%), 07/30/24	$4,759,322	0.6
	5,126,966		Gardner Denver, Inc. USD Term Loan, 4.546%, (US0003M + 3.250%), 07/30/20	5,131,775	0.6
	1,191,000		Global Brass & Copper, Inc. 2016 Term Loan B, 4.500%, (US0003M + 3.250%), 06/15/23	1,201,421	0.1
	1,261,773		Kenan Advantage Group, Inc. 2015 Term Loan, 4.239%, (US0003M + 3.000%), 07/31/22	1,262,692	0.2
	383,708		Kenan Advantage Group, Inc. CAD Term Loan B, 4.239%, (US0003M + 3.000%), 07/31/22	383,988	0.0
	600,826		MKS Instruments, Inc. 2017 Term Loan B2, 3.489%, (US0003M + 2.250%), 05/01/23	606,710	0.1
	6,156,182		Rexnord LLC 2016 Term Loan B, 4.049%, (US0003M + 2.750%), 08/21/23	6,177,347	0.7
	1,510,000		Robertshaw US Holding Corp First Lien Term Loan, 5.750%, (US0003M + 4.500%), 08/08/24	1,521,798	0.2

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF AUGUST 31, 2017 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Industrial Equipment (continued)
635,000	(1)	Robertshaw US Holding Corp Second Lien Term Loan, 10.318%, (US0003M + 9.000%), 02/08/25	$632,619	0.1
698,250		Terex Corporation 2017 Term Loan B, 3.726%, (US0003M + 2.500%), 01/24/24	700,577	0.1
			38,958,624	4.6
		Insurance: 7.3%
5,989,988		Acrisure, LLC 2016 Term Loan B, 6.296%, (US0003M + 5.000%), 10/28/23	6,087,325	0.7
6,864,986		Alliant Holdings I, Inc. 2015 Term Loan B, 4.564%, (US0003M + 3.250%), 07/15/22	6,877,858	0.8
3,880,500		AmWINS Group, Inc. 2017 Term Loan B, 3.986%, (US0003M + 2.750%), 01/05/24	3,893,321	0.5
500,000		AmWINS Group, Inc. Second Lien, 7.989%, (US0003M + 6.750%), 01/25/25	511,875	0.0
5,996,617		Applied Systems, Inc. New First Lien Term Loan, 4.546%, (US0003M + 3.250%), 01/25/21	6,055,960	0.7
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
1,890,671	Applied Systems, Inc. New Second Lien Term Loan, 7.796%, (US0003M + 6.500%), 01/22/22	$1,913,911	0.2
3,900,219	AssuredPartners, Inc. 2017 Term Loan, 4.739%, (US0003M + 3.500%), 10/21/22	3,916,584	0.5
758,625	CH Hold Corp. First Lien Term Loan, 4.239%, (US0003M + 3.000%), 01/18/24	763,050	0.1
2,360,000	Cypress Inter Hldgs III Inc, CCC Information Services, Inc. 2017 First Lien Term Loan, 4.240%, (US0003M + 3.000%), 03/29/24	2,360,000	0.3
190,000	Cypress Inter Hldgs III Inc, CCC Information Services, Inc. 2017 Second Lien Term Loan, 7.989%, (US0003M + 6.750%), 03/29/25	195,937	0.0
9,592,320	Hub International Limited Term Loan B, 4.312%, (US0003M + 3.000%), 10/02/20	9,647,658	1.2
4,676,500	NFP Corp. Term Loan B, 4.796%, (US0003M + 3.500%), 01/06/24	4,710,601	0.6
5,900,000	Sedgwick Claims Mgmt Svcs, Inc. Second Lien Term Loan, 6.989%, (US0003M + 5.750%), 02/28/22	5,936,875	0.7

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF AUGUST 31, 2017 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Insurance (continued)
3,260,182		Sedgwick, Inc. First Lien Term Loan, 3.989%, (US0003M + 2.750%), 03/01/21	$3,269,692	0.4
3,435,000		USI, Inc. 2017 Term Loan B, 4.314%, (US0003M + 3.000%), 03/30/24	3,421,047	0.4
1,570,544		VF Holding Corp Reprice Term Loan, 4.546%, (US0003M + 3.250%), 06/30/23	1,577,538	0.2
			61,139,232	7.3
		Leisure Good/Activities/Movies: 5.5%
7,275,000		24 Hour Fitness Worldwide, Inc. New Term Loan B, 5.046%, (US0003M + 3.750%), 05/30/21	7,277,183	0.9
1,715,000	(1)	ClubCorp Club Operations, Inc. 2017 Incremental Term Loan, 4.568%, (US0003M + 3.250%), 08/15/24	1,705,890	0.2
5,749,027		Delta 2 (LUX) S.a.r.l. USD Term Loan B3, 4.489%, (US0006M + 3.250%), 07/31/21	5,774,507	0.7
350,000		Equinox Holdings, Inc. 2017 Second Lien Term Loan, 8.232%, (US0003M + 7.000%), 03/03/25	357,350	0.1
4,189,500		Equinox Holdings, Inc. 2017 Term Loan B, 4.489%, (US0003M + 3.250%), 03/03/24	4,207,305	0.5
Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	7,154,129		Fitness International, LLC Term Loan B, 5.489%, (US0003M + 4.250%), 07/01/20	$7,243,555	0.9
EUR	1,010,000	(1)	Fugue Finance B.V. EUR Term Loan, 4.568%, (EUR003M + 3.250%), 06/27/24	1,208,142	0.1
	820,000		Hayward Industries, Inc. Term Loan B, 4.731%, (US0003M + 3.500%), 07/18/24	825,467	0.1
EUR	1,000,000		International Park Holdings B.V. EUR Term Loan B, 3.500%, (EUR003M + 3.500%), 06/30/24	1,194,915	0.1
	1,740,000		Kingpin Intermediate Holdings LLC 2017 First Lien Term Loan B, 5.490%, (US0003M + 4.250%), 06/28/24	1,756,312	0.2
	1,728,092		LTF Merger Sub, Inc. 2017 Term Loan B, 4.317%, (US0003M + 3.000%), 06/10/22	1,735,113	0.2
EUR	1,326,335		NEP Europe Finco B.V. EUR Incremental Term Loan, 3.750%, (EUR003M + 3.500%), 11/17/23	1,594,071	0.2
	1,469,499		NEP/NCP Holdco, Inc. 2017 Second Lien Term Loan, 8.231%, (US0003M + 7.000%), 01/23/23	1,491,542	0.2

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF AUGUST 31, 2017 (UNAUDITED) (CONTINUED)

Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
			Leisure Good/Activities/Movies (continued)
	4,721,107		NEP/NCP Holdco, Inc. 2017 Term Loan, 4.489%, (US0003M + 3.250%), 07/21/22	$4,791,923	0.6
	978,246		SRAM, LLC 2017 Term Loan, 4.757%, (US0003M + 3.500%), 03/07/24	985,582	0.1
EUR	1,000,000	(1)	Stage Entertainment B.V. EUR Term Loan B, 5.318%, (EUR003M + 4.000%), 06/29/24	1,202,915	0.1
	1,759,175		UFC Holdings, LLC First Lien Term Loan, 4.490%, (US0003M + 3.250%), 07/20/23	1,767,971	0.2
	1,192,800		Winnebago Industries, Inc. Term Loan, 5.722%, (US0003M + 4.500%), 10/28/23	1,205,474	0.1
				46,325,217	5.5
			Lodging & Casinos: 5.8%
	9,724,171		Amaya Holdings B.V. Repriced Term Loan B, 4.796%, (US0003M + 3.500%), 08/01/21	9,769,418	1.2
	1,682,126		American Casino Entertainment Properties LLC Term Loan, 4.489%, (US0003M + 3.250%), 07/07/22	1,690,536	0.2
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
550,000		Belmond Interfin Ltd. USD 2017 Term Loan B, 3.989%, (US0003M + 2.750%), 06/21/24	$551,833	0.1
947,625		Caesars Growth Properties Holdings, LLC 2017 Term Loan, 4.239%, (US0003M + 3.000%), 05/08/21	951,534	0.1
1,035,000		CBAC Borrower, LLC 2017 Term Loan B, 5.239%, (US0003M + 4.000%), 06/28/24	1,041,469	0.1
2,725,000		CityCenter Holdings, LLC 2017 Term Loan B, 3.734%, (US0003M + 2.500%), 04/07/24	2,734,369	0.3
2,347,292		ESH Hospitality, Inc. 2017 Term Loan B, 3.739%, (US0003M + 2.500%), 08/30/23	2,358,702	0.3
2,645,000		Everi Payments Inc. Term Loan B, 5.739%, (US0003M + 4.500%), 05/01/24	2,672,442	0.3
3,135,000	(1)	Golden Entertainment, Inc. 2017 First Lien Term Loan, 4.318%, (US0003M + 3.000%), 08/15/24	3,131,081	0.4
870,000	(1)	Golden Entertainment, Inc. 2017 Second Lien Term Loan, 8.318%, (US0003M + 7.000%), 08/15/25	874,350	0.1

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF AUGUST 31, 2017 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Lodging & Casinos (continued)
1,329,927	Golden Nugget, Inc. New Delayed Draw Term Loan, 4.740%, (US0003M + 3.500%), 11/21/19	$1,342,395	0.1
3,103,162	Golden Nugget, Inc. New Term Loan B, 4.740%, (US0003M + 3.500%), 11/21/19	3,132,254	0.4
3,402,127	La Quinta Intermediate Holdings LLC Term Loan B, 4.054%, (US0003M + 2.750%), 04/14/21	3,422,860	0.4
5,710,144	Scientific Games International, Inc. 2017 Term Loan B4, 4.512%, (US0003M + 3.250%), 08/14/24	5,762,654	0.7
5,761,487	Station Casinos LLC 2016 Term Loan B, 3.740%, (US0003M + 2.500%), 05/23/23	5,765,088	0.7
3,171,864	Twin River Management Group, Inc. Term Loan, 4.796%, (US0003M + 3.500%), 07/10/20	3,198,628	0.4
		48,399,613	5.8
	Oil & Gas: 2.4%
3,456,471	Energy Transfer Equity, L.P. 2017 Term Loan B, 3.981%, (US0003M + 2.750%), 01/24/24	3,470,359	0.4
Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
5,158,935			FTS International, Inc. New Term Loan B, 5.989%, (US0003M + 4.750%), 04/16/21	$4,681,733	0.6
6,525,750			HGIM Corp. Term Loan B, 5.818%, (US0003M + 4.500%), 06/18/20	2,740,815	0.3
1,895,250			Limetree Bay Terminals, LLC 2017 Term Loan B, 5.228%, (US0003M + 4.000%), 02/15/24	1,918,941	0.2
4,237,052			MEG Energy Corp. 2017 Term Loan B, 4.734%, (US0003M + 3.500%), 12/31/23	4,208,982	0.5
2,311,942			Southcross Energy Partners, L.P. First Lien Term Loan, 5.546%, (US0003M + 4.250%), 08/04/21	2,060,518	0.3
388,103	(3)		Southcross Holdings Borrower LP Exit Term Loan B, 3.500% (PIK Rate 5.500%, Cash Rate 0.000%), 04/13/23	338,620	0.0
735,000			Summit Midstream Partners Holdings, LLC Term Loan B, 7.239%, (US0003M + 6.000%), 03/06/22	746,025	0.1
				20,165,993	2.4
			Publishing: 1.2%
1,307,686	(3	),(4)	682534 N.B. Inc. Term Loan, 8.000% (PIK Rate 0.000%, Cash Rate 0.000%), 10/01/20	751,919	0.1

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF AUGUST 31, 2017 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Publishing (continued)
2,450,593	McGraw-Hill Global Education Holdings, LLC 2016 Term Loan B, 5.239%, (US0003M + 4.000%), 05/04/22	$2,413,324	0.3
3,329,531	Merrill Communications, LLC 2015 Term Loan, 6.561%, (US0003M + 5.250%), 05/27/22	3,343,060	0.4
2,950,510	Tribune Media Company Term Loan C, 4.239%, (US0003M + 3.000%), 01/27/24	2,967,106	0.4
236,728	Tribune Media Company Term Loan, 4.239%, (US0003M + 3.000%), 12/27/20	237,614	0.0
		9,713,023	1.2
	Radio & Television: 3.9%
3,779,548	CBS Radio Inc. Term Loan B, 4.736%, (US0003M + 3.500%), 10/06/23	3,811,043	0.5
4,788,591	Cumulus Media Holdings Inc. 2013 Term Loan, 4.490%, (US0003M + 3.250%), 12/19/20	3,941,609	0.5
2,766,100	Learfield Communications INC. 2016 First Lien Term Loan, 4.490%, (US0003M + 3.250%), 11/17/23	2,786,846	0.3
2,820,000	Lions Gate Entertainment Corp. 2016 First Lien Term Loan, 4.239%, (US0003M + 3.000%), 10/12/23	2,842,546	0.3
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	414,032	Mission Broadcasting, Inc. 2017 Term Loan B2, 3.732%, (US0003M + 2.500%), 01/17/24	$415,325	0.0
	3,333,093	Nexstar Broadcasting, Inc. 2017 Term Loan B2, 3.732%, (US0003M + 2.500%), 01/17/24	3,343,509	0.4
	2,410,000	Raycom TV Broadcasting, LLC 2017 Term Loan B, 3.986%, (US0003M + 2.750%), 07/25/24	2,422,050	0.3
	13,081,070	Univision Communications Inc. Term Loan C5, 3.989%, (US0003M + 2.750%), 03/15/24	13,000,216	1.6
			32,563,144	3.9
		Retailers (Except Food & Drug): 8.3%
	1,296,542	Abercrombie & Fitch Management Co. Term Loan B, 4.990%, (US0003M + 3.750%), 07/14/21	1,267,369	0.1
EUR	3,909,551	Action Nederland B.V. EUR Term Loan B, 3.500%, (EUR003M + 3.500%), 01/22/23	4,717,843	0.6
	3,465,393	Ascena Retail Group, Inc. 2015 Term Loan B, 5.750%, (US0003M + 4.500%), 07/21/22	2,691,457	0.3
	1,475,000	Bass Pro Group, LLC Asset Sale Term Loan, 6.046%, (US0003M + 4.750%), 05/04/18	1,480,531	0.2

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF AUGUST 31, 2017 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Retailers (Except Food & Drug) (continued)
2,000,000	Bass Pro Group, LLC Term Loan B, 6.296%, (US0003M + 5.000%), 12/16/23	$1,913,750	0.2
4,430,883	Belk, Inc. Term Loan B First Lien, 6.054%, (US0003M + 4.750%), 10/29/22	3,644,401	0.4
6,254,325	BJs Wholesale Club, Inc. 2017 First Lien Term Loan, 4.968%, (US0003M + 3.750%), 01/26/24	6,058,877	0.7
1,250,000	BJs Wholesale Club, Inc. 2017 Second Lien Term Loan, 8.710%, (US0003M + 7.500%), 01/26/25	1,211,979	0.2
2,525,321	Evergreen Acqco 1 LP New Term Loan, 5.064%, (US0003M + 3.750%), 07/09/19	2,373,802	0.3
2,895,433	General Nutrition Centers, Inc. New Term Loan, 3.740%, (US0003M + 2.500%), 03/04/19	2,769,276	0.3
5,482,286	Harbor Freight Tools USA, Inc. 2016 Term Loan B, 4.489%, (US0003M + 3.250%), 08/19/23	5,504,369	0.7
4,823,550	Jo-Ann Stores, Inc. 2016 Term Loan, 6.391%, (US0003M + 5.000%), 09/27/23	4,753,208	0.6
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
2,774,038		Leslies Poolmart, Inc. 2016 Term Loan, 5.061%, (US0003M + 3.750%), 07/27/23	$2,781,261	0.3
4,857,084		Mens Wearhouse, Inc. (The) Term Loan B, 4.770%, (US0003M + 3.500%), 06/18/21	4,662,801	0.5
736,195		National Vision, Inc. First Lien Term Loan, 4.239%, (US0001M + 3.000%), 03/12/21	738,611	0.1
4,216,862	(1)	Neiman Marcus Group, Inc. (The) 2020 Term Loan B, 4.481%, (US0003M + 3.250%), 10/25/20	3,124,695	0.4
3,154,806		Party City Holdings Inc. 2016 Term Loan, 4.319%, (US0003M + 3.000%), 08/19/22	3,163,431	0.4
5,713,000		Petco Animal Supplies, Inc. 2017 Term Loan B, 4.311%, (US0003M + 3.000%), 01/09/23	4,817,961	0.6
12,717,374		PetSmart, Inc., 4.240%, (US0003M + 3.000%), 03/10/22	11,264,414	1.3
945,000		Sally Holdings, LLC Term Loan B1, 3.750%, (US0003M + 2.500%), 06/22/24	951,497	0.1
			69,891,533	8.3

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF AUGUST 31, 2017 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Surface Transport: 1.3%
743,138	AI Mistral Holdco Limited 2017 Term Loan B, 4.239%, (US0003M + 3.000%), 01/27/24	$740,041	0.1
2,148,044	IBC Capital Limited First Lien Term Loan, 4.978%, (US0003M + 3.750%), 08/05/21	2,132,829	0.2
2,984,810	Navistar International Corp. Term Loan B, 5.240%, (US0003M + 4.000%), 08/07/20	3,014,038	0.4
2,380,797	OSG Bulk Ships, Inc OBS Term Loan, 5.570%, (US0003M + 4.250%), 08/05/19	2,273,661	0.3
2,532,357	XPO Logistics, Inc. 2017 Term Loan B, 3.554%, (US0003M + 2.250%), 11/01/21	2,539,384	0.3
		10,699,953	1.3
	Telecommunications: 8.2%
3,241,875	Altice Financing SA 2017 USD Term Loan B, 4.054%, (US0003M + 2.750%), 06/21/25	3,241,875	0.4
3,324,541	Aricent Technologies First Lien Term Loan, 5.729%, (US0003M + 4.500%), 04/14/21	3,338,395	0.4
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
705,000	(1)	Asurion LLC 2017 Second Lien Term Loan, 7.239%, (US0003M + 6.000%), 07/11/25	$721,744	0.1
6,529,382		Asurion LLC 2017 Term Loan B4, 3.989%, (US0003M + 2.750%), 08/04/22	6,561,350	0.8
5,788,272		Asurion LLC 2017 Term Loan B5, 4.239%, (US0003M + 3.000%), 11/03/23	5,821,867	0.7
5,920,000		CenturyLink, Inc. 2017 Term Loan B, 2.750%, (US0003M + 2.750%), 01/31/25	5,797,900	0.7
9,569,904		Communications Sales & Leasing, Inc. 2017 Term Loan B, 4.239%, (US0003M + 3.000%), 10/24/22	9,267,859	1.1
5,195,850		Consolidated Communications, Inc. 2016 Term Loan B, 4.240%, (US0003M + 3.000%), 09/30/23	5,118,723	0.6
555,675		Encompass Digital Media, Inc. First Lien Term Loan, 5.800%, (US0003M + 4.500%), 06/05/21	525,113	0.1
1,518,044		Global Tel*Link Corporation First Lien Term Loan, 5.296%, (US0003M + 4.000%), 05/23/20	1,530,694	0.2

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF AUGUST 31, 2017 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Telecommunications (continued)
1,700,000		Global Tel*Link Corporation Second Lien Term Loan, 9.046%, (US0003M + 7.750%), 11/23/20	$1,699,291	0.2
4,660,482		LTS Buyer LLC First Lien Term Loan, 4.546%, (US0003M + 3.250%), 04/11/20	4,676,710	0.5
2,110,000	(1)	Securus Technologies Holdings, Inc. 2017 First Lien Term Loan, 5.818%, (US0003M + 4.500%), 08/25/24	2,133,737	0.2
5,142,113		Sprint Communications, Inc. First Lien Term Loan B, 3.750%, (US0003M + 2.500%), 02/02/24	5,156,577	0.6
4,931,015		Syniverse Holdings, Inc. Term Loan, 4.311%, (US0003M + 3.000%), 04/23/19	4,758,430	0.6
3,540,000		U.S. Telepacific Corporation 2017 Term Loan B, 6.317%, (US0003M + 5.000%), 04/17/23	3,485,240	0.4
5,692,305		Windstream Corporation Repriced Term Loan B6, 5.230%, (US0003M + 4.000%), 03/16/21	5,232,178	0.6
			69,067,683	8.2
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Utilities: 4.3%
994,924	Calpine Corporation Term Loan B5, 4.050%, (US0003M + 2.750%), 05/19/22	$994,371	0.1
2,957,469	Calpine Corporation Term Loan B6, 4.050%, (US0003M + 2.750%), 01/13/23	2,955,620	0.4
2,935,250	Dayton Power & Light Company (The) Term Loan B, 4.490%, (US0003M + 3.250%), 08/15/22	2,984,782	0.3
4,016,006	Dynegy Inc. 2017 Term Loan C, 4.489%, (US0003M + 3.250%), 06/27/23	4,026,672	0.5
2,962,712	EFS Cogen Holdings I LLC 2016 Term Loan B, 4.796%, (US0003M + 3.500%), 06/22/23	2,991,415	0.3
1,576,000	Entergy Rhode Island State Energy, L.P. Term Loan B, 5.990%, (US0003M + 4.750%), 11/12/22	1,576,985	0.2
2,237,418	Helix Gen Funding, LLC Term Loan B, 4.960%, (US0003M + 3.750%), 02/23/24	2,263,833	0.3
2,401,000	Longview Power LLC Term Loan B, 7.240%, (US0003M + 6.000%), 04/13/21	1,392,580	0.2

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF AUGUST 31, 2017 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Utilities (continued)
1,970,113	Meter Readings Holding, LLC 2016 Term Loan B, 7.067%, (US0003M + 5.750%), 08/17/23	$2,009,515	0.2
2,342,300	Middle River Power LLC Term Loan B, 8.296%, (US0003M + 7.000%), 09/29/22	2,248,608	0.3
1,175,000	Nautilus Power, LLC Term Loan B, 5.739%, (US0003M + 4.500%), 04/26/24	1,182,588	0.1
1,974,000	Southeast PowerGen, LLC Term Loan B, 4.800%, (US0003M + 3.500%), 11/05/21	1,887,638	0.2
5,266,393	TEX Operations Co. LLC Exit Term Loan B, 3.987%, (US0003M + 2.750%), 08/04/23	5,277,363	0.6
1,207,143	TEX Operations Co. LLC Exit Term Loan C, 3.982%, (US0003M + 2.750%), 08/04/23	1,209,657	0.2
3,345,955	TPF II Power, LLC Term Loan B, 4.989%, (US0003M + 3.750%), 09/11/21	3,355,889	0.4
		36,357,516	4.3
	Total Senior Loans (Cost $1,229,290,051)	1,218,526,010	145.3
	Shares			Value	Percentage of Net Assets
	EQUITIES AND OTHER ASSETS: 0.3%
178,416	(5)		Cengage Learning Holdings II L.P.	$1,226,610	0.2
60,946	(5)		Everyware Global, Inc.	477,451	0.1
205,396	(5)		Longview Power LLC	164,317	0.0
—	(5	),(6)	Millennium Health, LLC	—	0.0
75,853	(5)		Millennium Health, LLC	80,632	0.0
209,262	(5)		Nelson Education Ltd.	18,833	0.0
407	(5)		Southcross Holdings GP LLC	—	0.0
407	(5)		Southcross Holdings LP Class A	274,725	0.0
			Total Equities and Other Assets (Cost $9,241,741)	2,242,568	0.3
			Total Investments (Cost $1,238,531,792)	$1,220,768,578	145.6
			Liabilities in Excess of Other Assets	(382,476,932)	(45.6)
			Net Assets	$838,291,646	100.0

*  Senior loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate ("LIBOR") and other short-term rates.

†  Unless otherwise indicated, principal amount is shown in USD.

(1)  Loans purchased on a when-issued or delayed-delivery basis.

(2)  All or a portion of this holding is subject to unfunded loan commitments. Please refer to Note 7 for additional details.

(3)  All or a portion of this Senior Loan is payment-in-kind ("PIK") which may pay interest or additional principal at the issuer's discretion. Rates shown are the current rate and possible payment rates.

(4)  Issuer filed for bankruptcy and/or is in default.

(5)  Non-income producing security.

(6)  For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

Reference Rate Abbreviations:

EUR003M  3-month EURIBOR

PRIME  Federal Reserve Bank Prime Loan Rate

US0001M  1-month LIBOR

US0003M  3-month LIBOR

US0006M  6-month LIBOR

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF AUGUST 31, 2017 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of August 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2017
Asset Table
Investments, at fair value
Senior Loans	$—	$1,218,526,010	$—	$1,218,526,010
Equities and Other Assets	—	2,242,568	—	2,242,568
Total Investments, at fair value	$—	$1,220,768,578	$—	$1,220,768,578
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(468,813)	$—	$(468,813)
Total Liabilities	$—	$(468,813)	$—	$(468,813)

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

+  Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and include open forward foreign currency contracts which are fair valued at the unrealized gain (loss) on the instrument.

At August 31, 2017, the following forward foreign currency contracts were outstanding for Voya Prime Rate Trust:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	43,081,146	EUR	36,545,000	State Street Bank & Trust Co.	09/21/17	$(460,719)
USD	1,207,195	EUR	1,020,000	State Street Bank & Trust Co.	09/21/17	(8,094)
						$(468,813)

Currency Abbreviations

EUR  EU Euro

USD  United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of August 31, 2017 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$468,813
Total Liability Derivatives		$468,813

The effect of derivative instruments on the Trust's Statement of Operations for the period ended August 31, 2017 was as follows:

Derivatives not accounted for as hedging instruments	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income Forward foreign currency contracts
Foreign exchange contracts	$(3,481,089)
Total	$(3,481,089)
Derivatives not accounted for as hedging instruments	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income Forward foreign currency contracts
Foreign exchange contracts	$(461,077)
Total	$(461,077)

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA PRIME RATE TRUST  AS OF AUGUST 31, 2017 (UNAUDITED) (CONTINUED)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at August 31, 2017:

State Street Bank & Trust Co.
Liabilities:
Forward foreign currency contracts	$468,813
Total Liabilities	$468,813
Net OTC derivative instruments by counterparty, at fair value	$(468,813)
Total collateral pledged by the Trust/(Received from counterparty)	$—
Net Exposure(1)	$(468,813)

(1)  Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Trust. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

Voya Prime Rate Trust

SHAREHOLDER MEETING INFORMATION (Unaudited)

Proposal:

1  To elect 12 nominees to the Board of Trustees of Voya Prime Rate Trust.

An annual shareholder meeting of Voya Prime Rate Trust was held July 6, 2017, at the offices of Voya Investment Management, 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258.

	Proposal		Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
Voya Prime Rate Trust
Colleen D. Baldwin	1	*	123,461,135.668	3,717,414.609	0.000	0.000	127,178,550.277
John V. Boyer	1	*	121,736,475.805	5,442,074.472	0.000	0.000	127,178,550.277
Patricia W. Chadwick	1	*	123,411,236.668	3,767,313.609	0.000	0.000	127,178,550.277
Peter S. Drotch	1	*	121,550,460.950	5,628,089.327	0.000	0.000	127,178,550.277
Martin J. Gavin	1	*	123,456,156.087	3,722,394.190	0.000	0.000	127,178,550.277
Russell H. Jones	1	*	123,184,428.087	3,994,122.190	0.000	0.000	127,178,550.277
Patrick W. Kenny	1	*	76,210,990.157	50,967,560.120	0.000	0.000	127,178,550.277
Joseph E. Obermeyer	1	*	123,390,160.087	3,788,390.190	0.000	0.000	127,178,550.277
Sheryl K. Pressler	1	*	123,392,990.668	3,785,559.609	0.000	0.000	127,178,550.277
Christopher P. Sullivan	1	*	123,452,579.884	3,725,970.393	0.000	0.000	127,178,550.277
Roger B. Vincent	1	*	121,672,978.157	5,505,572.120	0.000	0.000	127,178,550.277
Shaun P. Mathews	1	*	76,416,169.103	50,762,381.174	0.000	0.000	127,178,550.277

*  Proposal Passed

Voya Prime Rate Trust

ADDITIONAL INFORMATION (Unaudited)

SHAREHOLDER REINVESTMENT PROGRAM

The following is a summary of the Program. Shareholders are advised to review a fuller explanation of the Program contained in the Trust's statement of additional information.

Common Shares are offered by the Trust through the Program. The Program allows participating shareholders to reinvest all dividends ("Dividends") in additional Common Shares of the Trust and also allows participants to purchase additional Common Shares through optional cash investments in amounts ranging from a minimum of $100 to a maximum of $100,000 per month.

The Trust and the Distributor reserve the right to reject any purchase order. Please note that cash, traveler's checks, third-party checks, money orders, and checks drawn on non-U.S. banks (even if payment may be effected through a U.S. bank) generally will not be accepted.

Common Shares will be issued by the Trust under the Program when the Trust's Common Shares are trading at a premium to NAV. If the Trust's Common Shares are trading at a discount to NAV, Common Shares issued under the Program will be purchased on the open market. Common Shares issued under the Program directly from the Trust will be acquired at the greater of: (i) NAV at the close of business on the day preceding the relevant investment date; or (ii) the average of the daily market price of the Common Shares during the pricing period minus a discount of 5% for reinvested Dividends and 0% to 5% for optional cash investments. Common Shares issued under the Program, when shares are trading at a discount to NAV, will be purchased in the market by the transfer agent at market price. Shares issued by the Trust under the Program will be issued without a fee or a commission.

Shareholders may elect to participate in the Program by telephoning the Trust or submitting a completed participation form to the transfer agent, the Program administrator. The transfer agent will credit to each participant's account funds it receives from: (i) Dividends paid on Trust shares registered in the participant's name; and (ii) optional cash investments. The Transfer Agent will apply all Dividends and optional cash investments received to purchase Common Shares as soon as practicable beginning on the relevant investment date (as described below) and not later than six business days after the relevant investment date, except when necessary to comply with applicable provisions of the federal securities laws. For more information on the Trust's distribution policy, please see the Trust's prospectus.

In order for participants to purchase shares through the Program in any month, the Program administrator must receive from the participant any optional cash investment by the relevant investment date. The relevant investment date will be set in advance by the Trust, upon which optional cash investments are first applied by the Transfer Agent to the purchase of Common Shares. Participants may obtain a schedule of relevant dates, including investments dates, the dates by which optional cash investment payments must be received and the dates in which shares will be paid, by calling Voya's Shareholder Services Department at 1-800-336-3436.

Participants will pay a pro rata share of brokerage commissions with respect to the Transfer Agent's open market purchases in connection with the reinvestment of Dividends or purchases made with optional cash investments.

The Program is intended for the benefit of investors in the Trust. The Trust reserves the right to exclude from participation, at any time: (i) persons or entities who attempt to circumvent the Program's standard $100,000 maximum by accumulating accounts over which they have control; or (ii) any other persons or entities as determined in the sole discretion of the Trust.

Currently, persons who are not shareholders of the Trust may not participate in the Program. The Board may elect to change this policy at a future date and permit non-shareholders to participate in the Program. Shareholders may request to receive their Dividends in cash at any time by giving the Transfer Agent written notice or by contacting the Trust's Shareholder Services Department at 1-800-336-3436. Shareholders may elect to close their account at any time by giving the Transfer Agent written notice. When a participant closes their account, the participant, upon request, will receive a certificate for full

Voya Prime Rate Trust

ADDITIONAL INFORMATION (Unaudited) (continued)

Common Shares in the account. Fractional Common Shares will be held and aggregated with other fractional Common Shares being liquidated by the Transfer Agent as agent of the Program and paid for by check when actually sold.

The automatic reinvestment of Dividends does not affect the tax characterization of the Dividends (i.e., capital gain distributions and income distributions are realized and subject to tax even though cash is not received). A shareholder whose Dividends are reinvested in shares under the Program will be treated as having received a dividend equal to either (i) if shares are issued under the Program directly by the Trust, generally the fair market value of the shares issued to the shareholder or (ii) if reinvestment is made through open market purchases, the amount of cash allocated to the shareholder for the purchase of shares on its behalf in the open market. If a shareholder purchases additional shares for cash at a discount, the shareholder's basis in the shares will be the price he or she paid.

Additional information about the Program may be obtained by contacting the Trust's Shareholder Services Department at 1-800-336-3436.

KEY FINANCIAL DATES — CALENDAR 2017 DIVIDENDS:

DECLARATION DATE	EX-DIVIDEND DATE	PAYABLE DATE
January 31, 2017	February 8, 2017	February 22, 2017
February 28, 2017	March 8, 2017	March 22, 2017
March 31, 2017	April 6, 2017	April 24, 2017
April 28, 2017	May 8, 2017	May 22, 2017
May 31, 2017	June 8, 2017	June 22, 2017
June 30, 2017	July 6, 2017	July 24, 2017
July 31, 2017	August 8, 2017	August 22, 2017
August 31, 2017	September 7, 2017	September 22, 2017
September 29, 2017	October 6, 2017	October 23, 2017
October 31, 2017	November 9, 2017	November 22, 2017
November 30, 2017	December 8, 2017	December 22, 2017
December 19, 2017	December 28, 2017	January 11, 2018

Record date will be one business day after each Ex-Dividend Date. These dates are subject to change.

The Trust was granted exemptive relief by the SEC (the "Order"), which under the 1940 Act, would permit the Trust, subject to Board approval, to include realized long-term capital gains as a part of its regular distributions to Common Shareholders more frequently than would otherwise be permitted by the 1940 Act (generally once per taxable year) ("Managed Distribution Policy"). The Trust may in the future adopt a Managed Distribution Policy.

STOCK DATA

The Trust's Common Shares are traded on the New York Stock Exchange (Symbol: PPR). The Trust's CUSIP number is 92913A100. The Trust's NAV and market price are published daily under the "Closed-End Funds" feature in Barron's, The New York Times, The Wall Street Journal and many other regional and national publications.

REPURCHASE OF SECURITIES BY CLOSED-END COMPANIES

In accordance with Section 23(c) of the 1940 Act, and Rule 23c-1 under the 1940 Act the Trust may from time to time purchase shares of beneficial interest of the Trust in the open market, in privately negotiated transactions and/or purchase shares to correct erroneous transactions.

Voya Prime Rate Trust

ADDITIONAL INFORMATION (Unaudited) (continued)

NUMBER OF SHAREHOLDERS

The number of record holders of common stock as of August 31, 2017 was 2,483 which does not include approximately 37,031 beneficial owners of shares held in the name of brokers of other nominees.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at 1-800-336-3436; (2) on the Trust's website at www.voyainvestments.com and (3) on the SEC's website at www.sec.gov. Information regarding how the Trust voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Trust's website at www.voyainvestments.com and on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330; and is available upon request from the Trust by calling Shareholder Services toll-free at (800) 336-3436.

CERTIFICATIONS

In accordance with Section 303A.12 (a) of the New York Stock Exchange Listed Company Manual, the Trust's CEO submitted the Annual CEO Certification on July 28, 2017 certifying that he was not aware, as of that date, of any violation by the Trust of the NYSE's Corporate governance listing standards. In addition, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Trust's principal executive and financial officers have made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q, relating to, among other things, the Trust's disclosure controls and procedures and internal controls over financial reporting.

Investment Adviser

Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Sub-Adviser

Voya Investment Management Co. LLC
230 Park Avenue
New York, NY 10169

Institutional Investors and Analysts

Call Voya Prime Rate Trust
1-800-336-3436, Extension 2217

Written Requests

Please mail all account inquiries and other comments to:
Voya Prime Rate Trust
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Distributor

Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
1-800-334-3444

Custodian

State Street Bank and Trust Company
801 Pennsylvania Avenue
Kansas City, Missouri 64105

Legal Counsel

Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Toll-Free Shareholder Information

Call us from 9:00 a.m. to 7:00 p.m. Eastern time on any business day for account or other information, at (800)-992-0180

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the Trust's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the Trust. Check with your investment professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.

RETIREMENT | INVESTMENTS | INSURANCE

voyainvestments.com

163324

(0817-102417)

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Schedule of Investments.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant is required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Prime Rate Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date: November 8, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date: November 8, 2017

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date: November 8, 2017